UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/14

Item 1. Schedule of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited)

Franklin Pelagos Commodities Strategy Fund					Principal Amount	Value
U.S. Government and Agency Securities (Cost $17,996,383) 26.6%
FFCB, 0.68%, 9/26/16					$18,000,000	$17,963,892
					Number of Contracts
Options Purchased (Cost $7,561) 0.0%†
Puts — Exchange-Traded
[a]Natural Gas Future, March Strike Price $4.10, Expires 3/26/14					22	4,400

Total Investments before Short Term Investments (Cost $18,003,944)						17,968,292
					Principal Amount
Short Term Investments 53.4%
U.S. Government and Agency Securities 53.3%
[a,b]FHLB, 3/03/14					175,000	175,000
[a,b]FFCB, 3/03/14					1,615,000	1,615,000
[a,b]U.S. Treasury Bills,
[c] 7/24/14					32,200,000	32,171,058
10/16/14					2,000,000	1,999,038
Total U.S. Government and Agency Securities (Cost $35,973,574)						35,960,096
					Shares
Money Market Funds (Cost $54,475) 0.1%
[d,e]Institutional Fiduciary Trust Money Market Portfolio					54,475	54,475
Total Investments (Cost $54,031,993) 80.0%						53,982,863
Options Written (0.0)%†						(16,520)
[f]Other Assets, less Liabilities 20.0%						13,502,702
Net Assets 100.0%						$67,469,045
					Number of Contracts
Options Written (0.0)%†
Calls — Exchange-Traded
[a]Natural Gas Future, March Strike Price $5.50, Expires 3/26/14					22	$(6,380)
Puts — Exchange-Traded
[a]Silver Future, March Strike Price $20, Expires 3/26/14					13	(10,140)

Total Options Written (Premiums Received $21,086)						$(16,520)

At February 28, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts [a]

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Gold 100 Oz	Long	16	$2,114,560	4/28/14	$7,310	$-
Natural Gas	Long	22	1,013,980	3/27/14	10,711	-
Palladium	Long	36	2,680,020	6/26/14	41,147	-
Platinum	Long	18	1,302,120	4/28/14	-	(5,137)
Silver	Long	17	1,805,485	5/28/14	-	(8,714)
Total			$8,916,165		59,168	(13,851)
Net unrealized appreciation (depreciation)					$45,317

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

At February 28, 2014, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contracts a

			Notional	Expiration	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Value	Date	Appreciation	Depreciation
MSCS	Return of the Dow Jones—UBS Commodity ex-Natural Gas and Gold Index	0.18%	$53,008,957	3/14/14	$1,608,957	$-
Net unrealized appreciation (depreciation)					$1,608,957

† Rounds to less than 0.1% of net assets.
a A portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
b The security is traded on a discount basis with no stated coupon rate.
c Security or a portion of the security has been pledged as collateral for open futures contracts. At February 28, 2014, the value of this security and/or cash pledged as collateral was $1,664,652, representing 2.47% of net assets.
d Non-income producing.
e The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
f Includes unrealized appreciation/depreciation on open futures and swap contracts, as well as other assets and liabilities.

ABBREVIATIONS

Counterparty

MSCS - Morgan Stanley Capital Services, LLC

Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited)

Franklin Pelagos Managed Futures Strategy Fund					Principal Amount	Value
U.S. Government and Agency Securities (Cost $4,994,758) 42.1%
FFCB, 0.70%, 4/11/17					$5,000,000	$4,961,745

Short Term Investments 57.3%
U.S. Government and Agency Securities 51.7%
[a,b]FFCB, 3/03/14					195,000	195,000
[a,b]U.S. Treasury Bills,
[c] 3/06/14					1,500,000	1,499,999
4/03/14					4,400,000	4,398,822
Total U.S. Government and Agency Securities (Cost $6,094,450)						6,093,821
					Shares
Money Market Funds (Cost $664,974) 5.6%
[d,e]Institutional Fiduciary Trust Money Market Portfolio					664,974	664,974
Total Investments (Cost $11,754,182) 99.4%						11,720,540
[f]Other Assets, less Liabilities 0.6%						65,909
Net Assets 100.0%						$11,786,449

At February 28, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts [b]
Brent Crude Oil	Short	2	$216,620	5/15/14	$-	$(7,945)
Corn	Long	22	509,850	5/14/14	1,298	-
Gold 100 Oz	Short	4	528,640	4/28/14	-	(27,932)
RBOB Gasoline	Long	4	500,203	3/31/14	20,635	-
Silver	Long	5	531,025	5/28/14	-	(2,741)
WTI Crude Oil	Long	2	201,900	5/20/14	12,364	-
			2,488,238		34,297	(38,618)
Currency Contracts
USD/AUD	Long	10	892,000	3/17/14	6,870	-
USD/CAD	Long	10	903,400	3/18/14	870	-
JPY/USD	Short	7	859,687	3/17/14	-	(11,921)
MXN/USD	Short	25	941,250	3/17/14	-	(15,388)
			3,596,337		7,740	(27,309)
Equity Contracts
Euro STOXX 50 Index	Short	25	1,083,300	3/21/14	-	(36,638)
MSCI Emerging Markets Mini Index	Short	22	1,052,920	3/21/14	33,704	-
Russell 2000 Mini Index	Long	9	1,063,710	3/21/14	51,277	-
S&P 500 E-Mini Index	Long	12	1,114,560	3/21/14	64,530	-
S&P MidCap 400 E-Mini Index	Long	8	1,099,360	3/21/14	57,910	-
			5,413,850		207,421	(36,638)
Total			$11,498,425		249,458	(102,565)
Net unrealized appreciation (depreciation)					$146,893

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

a The security is traded on a discount basis with no stated coupon rate.
b A portion or all of the security is owned by FPMF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
c Security or a portion of the security has been pledged as collateral for open futures contracts. At February 28, 2014, the value of this security and/or cash pledged as collateral was $805,000, representing 6.83% of net assets.
d Non-income producing.
e The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
f Includes unrealized appreciation/depreciation on open futures contracts as well as other assets and liabilities.

ABBREVIATIONS

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
JPY - Japanese Yen
MXN - Mexican Peso
USD - United States Dollar

Selected Portfolio

FFCB - Federal Farm Credit Bank

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of three separate funds. The Franklin Pelagos Commodities Strategy Fund and the Franklin Pelagos Managed Futures Strategy Fund (Funds) are included in this report. The shares of the Franklin Pelagos Managed Futures Strategy Fund are issued in private placements and are exempt from registration under the Securities Act of 1933. Effective March 27, 2014, the Franklin Pelagos Managed Futures Strategy Fund was liquidated.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

The Funds entered into exchange traded futures contracts primarily to gain exposure to commodity price, interest rate, or equity price risk and certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Franklin Pelagos Commodities Strategy Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying asset or index. A commodity-linked total return swap is an agreement between the fund and a counterparty to exchange a market linked return for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset or index are recorded as realized gain or loss.

The Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price and equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Pelagos Commodities Strategy Fund – Futures, options and swaps Franklin Pelagos Managed Futures Strategy Fund – Futures and options

4. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Pelagos	Franklin Pelagos
	Commodities Strategy	Managed Futures
	Fund	Strategy Fund
Cost of investments	$54,029,985	$11,751,924

Unrealized appreciation	$3,043	$202
Unrealized depreciation	(50,165)	(31,586)
Net unrealized appreciation (depreciation)	$(47,122)	$(31,384)

5. INVESTMENTS IN FPC HOLDINGS CORP. AND FPMF HOLDINGS CORP. (FP SUBSIDIARIES)

The Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investments in the FP Subsidiaries. Both FP Subsidiaries are a Cayman Islands exempted limited liability companies, are wholly-owned subsidiaries of their respective funds, and are able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of their respective funds. At February 28, 2014, the FP Subsidiaries’ investments, as well as any other assets and liabilities of the FP Subsidiaries are reflected in the Funds’ Consolidated Statements of Investments. At February 28, 2014, the Funds’ investments in the FP Subsidiaries were as follows:

				% of
		Consolidated	FP Subsidiaries	Consolidated Net
Fund Name	FP Subsidiaries[a]	Net Assets	Net Assets	Assets
Franklin Pelagos Commodities Strategy Fund	FPC Holdings Corp.	$67,469,045	$15,572,888	23.1%
Franklin Pelagos Managed Futures Strategy Fund	FPMF Holdings Corp.	11,786,449	2,551,983	21.7%

[a] The Funds’ investments in their FP Subsidiaries are limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Pelagos Commodities Strategy Fund
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$17,963,892	$-	$17,963,892
Options Purchased	4,400	-	-	4,400
Short Term Investments	34,224,571	1,790,000	-	36,014,571
Total Investments in Securities	$34,228,971	$19,753,892	$-	$53,982,863

Futures Contracts	$59,168	$-	$-	$59,168
Sw ap Contracts	-	1,608,957	-	1,608,957

Liabilities:
Options Written	16,520	-	-	16,520
Futures Contracts	13,851	-	-	13,851

Franklin Pelagos Managed Futures Strategy Fund
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$4,961,745	$-	$4,961,745
Short Term Investments	6,563,795	195,000	-	6,758,795
Total Investments in Securities	$6,563,795	$5,156,745	$-	$11,720,540

Futures Contracts	$249,458	$-	$-	$249,458

Liabilities:
Futures Contracts	102,565	-	-	102,565

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Consolidated Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 49.9%
Aerospace & Defense 0.7%
Airbus Group NV	France	5,615	$413,793
[a]Alliant Techsystems Inc.	United States	2,678	360,968
[a]The Boeing Co.	United States	2,468	318,175
[a]General Dynamics Corp.	United States	5,919	648,367
TransDigm Group Inc.	United States	1,246	221,962
[a]United Technologies Corp.	United States	4,649	544,026
			2,507,291
Air Freight & Logistics 0.6%
[a]FedEx Corp.	United States	7,152	953,576
[a]United Parcel Service Inc., B	United States	11,815	1,131,523
			2,085,099
Airlines 1.6%
[a,b]American Airlines Group Inc.	United States	40,989	1,513,724
[b,c,d] AMR Corp., Contingent Distribution	United States	3,286	—
Copa Holdings SA, A	Panama	3,660	495,784
[a]Delta Air Lines Inc.	United States	66,028	2,192,790
[b]Deutsche Lufthansa AG	Germany	28,566	740,883
Japan Airlines Co. Ltd.	Japan	684	34,008
[b]JetBlue Airways Corp.	United States	30,000	264,900
[b]United Continental Holdings Inc.	United States	3,000	134,880
			5,376,969
Auto Components 0.2%
Allison Transmission Holdings Inc.	United States	2,653	79,006
[b]Tenneco Inc.	United States	4,074	245,418
[b]TRW Automotive Holdings Corp.	United States	150	12,348
[a,b,e] Visteon Corp.	United States	5,274	440,010
			776,782
Automobiles 0.3%
[b]General Motors Co.	United States	645	23,349
[a]Harley-Davidson Inc.	United States	11,850	782,811
Nissan Motor Co. Ltd.	Japan	6,000	53,709
Toyota Motor Corp., ADR	Japan	123	14,182
			874,051
Beverages 1.9%
[a]Anheuser-Busch InBev NV, ADR	Belgium	11,422	1,194,855
[a]Beam Inc.	United States	18,953	1,572,341
[a]Brown-Forman Corp., B	United States	17,800	1,491,640
[a,b]Constellation Brands Inc., A	United States	9,787	793,040
[a]Diageo PLC, ADR	United Kingdom	9,984	1,255,089
			6,306,965
Biotechnology 3.5%
[b]ACADIA Pharmaceuticals Inc.	United States	7,294	206,420
[a,b]Acceleron Pharma Inc.	United States	4,448	208,745
[a,b]Agios Pharmaceuticals Inc.	United States	1,012	31,635
[a,b]Alexion Pharmaceuticals Inc.	United States	5,845	1,033,396
[a,b]Alnylam Pharmaceuticals Inc.	United States	6,209	504,419
[b]Arrowhead Research Corp.	United States	2,089	40,610
[b]Auspex Pharmaceuticals Inc.	United States	6,033	149,015
[b]BioCryst Pharmaceuticals Inc.	United States	2,606	30,464
[a,b]Biogen Idec Inc.	United States	2,024	689,536
[a,b]BioMarin Pharmaceutical Inc.	United States	14,366	1,163,646
[b]Bluebird Bio Inc.	United States	3,616	92,208
[b]Cara Therapeutics Inc.	United States	2,031	38,345
[a,b]Celgene Corp.	United States	924	148,533
[a,b]Celldex Therapeutics Inc.	United States	21,035	614,643
[b]Chimerix Inc.	United States	3,088	61,760
[a,b]Conatus Pharmaceuticals Inc.	United States	4,881	54,765
[b]Eagle Pharmaceuticals Inc.	United States	4,056	55,811

Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b]Fibrocell Science Inc.	United States	13,780	$78,408
[b]Flexion Therapeutics Inc.	United States	672	12,365
[b]Genocea Biosciences Inc.	United States	1,138	16,695
[a,b]Gilead Sciences Inc.	United States	6,077	503,115
[a,b]Incyte Corp. Ltd.	United States	12,859	826,319
[a,b]Insmed Inc.	United States	5,938	118,819
[a,b]Intercept Pharmaceuticals Inc.	United States	2,081	854,251
[b]InterMune Inc.	United States	7,036	211,362
[a,b]Isis Pharmaceuticals Inc.	United States	11,842	603,942
[b]Kindred Biosciences Inc.	United States	2,831	63,867
[a,b]KYTHERA Biopharmaceuticals Inc.	United States	1,451	72,507
[b]MacroGenics Inc.	United States	722	25,270
[b]Merrimack Pharmaceuticals Inc.	United States	30,378	151,282
[a,b]Ophthotech Corp.	United States	8,986	302,559
[b]Orexigen Therapeutics Inc.	United States	1,000	6,940
[a,b]OvaScience Inc.	United States	3,767	40,646
[b]Portola Pharmaceuticals Inc.	United States	5,205	126,950
[b]Prothena Corp. PLC	Ireland	2,809	101,152
[b]PTC Therapeutics Inc.	United States	5,353	167,870
[a,b]Puma Biotechnology Inc.	United States	2,628	305,531
[b]Receptos Inc.	United States	1,181	54,781
[b]Regulus Therapeutics Inc.	United States	2,619	29,411
[b]Retrophin Inc.	United States	2,565	45,324
[a,b]Sangamo BioSciences Inc.	United States	8,698	158,304
[a,b]Synta Pharmaceuticals Corp.	United States	21,308	131,683
[a,b]Targacept Inc.	United States	4,898	24,147
[b]Tetraphase Pharmaceuticals Inc.	United States	5,253	71,441
[b]TG Therapeutics Inc.	United States	3,320	21,912
[b]Ultragenyx Pharmaceutical Inc.	United States	4,491	250,418
[b]uniQure B.V.	Netherlands	455	7,508
[b]Vanda Pharmaceuticals Inc.	United States	5,822	88,087
[b]Verastem Inc.	United States	3,644	48,720
[a,b]Vertex Pharmaceuticals Inc.	United States	11,771	951,803
[b]XOMA Corp.	United States	8,054	67,331
[b]ZIOPHARM Oncology Inc.	United States	12,009	51,158
			11,715,829
Capital Markets 0.1%
Lazard Ltd., A	United States	8,644	388,893
LPL Financial Holdings Inc.	United States	1,920	103,066
			491,959
Chemicals 3.0%
[a]Air Products & Chemicals Inc.	United States	17,501	2,123,221
[a]Airgas Inc.	United States	5,646	608,639
Akzo Nobel NV	Netherlands	12,664	1,048,982
BASF SE	Germany	1,798	207,030
CF Industries Holdings Inc.	United States	1,410	353,769
The Dow Chemical Co.	United States	1,156	56,309
[a]Eastman Chemical Co.	United States	7,127	623,114
[a]Ecolab Inc.	United States	12,507	1,347,629
LyondellBasell Industries NV, A	United States	3,119	274,721
Rockwood Holdings Inc.	United States	437	34,471
[a]The Sherwin-Williams Co.	United States	5,991	1,201,076
Tronox Ltd., A	United States	500	11,845
[a,b]WR Grace & Co.	United States	21,570	2,185,904
			10,076,710
Commercial Banks 1.1%
[b]Banco Popolare SC	Italy	83,417	183,649
[b]Commerzbank AG	Germany	18,573	336,861

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Commercial Banks (continued)
[b]Danske Bank AS	Denmark	52,607		$1,393,383
HSBC Holdings PLC, ADR	United Kingdom	146		7,707
Intesa Sanpaolo SpA	Italy	92,754		238,133
[a]US Bancorp	United States	16,309		670,952
[a]Wells Fargo & Co.	United States	21,301		988,793
				3,819,478
Commercial Services & Supplies 0.8%
The ADT Corp.	United States	10,050		308,635
Edenred	France	14,072		452,570
[a,b,e] EnerNOC Inc.	United States	19,379		420,331
Iron Mountain Inc.	United States	1,395		37,944
[b]Metalico Inc.	United States	70,483		137,442
Tyco International Ltd.	United States	28,445		1,199,810
West Corp.	United States	3,770		94,702
				2,651,434
Communications Equipment 0.7%
[b]Aruba Networks Inc.	United States	6,915		141,827
[a,b]F5 Networks Inc.	United States	3,165		355,556
[a,b]Juniper Networks Inc.	United States	21,158		565,765
[b]Palo Alto Networks Inc.	United States	3,375		240,131
[a]QUALCOMM Inc.	United States	12,175		916,656
[b]ShoreTel Inc.	United States	22,275		195,797
				2,415,732
Computers & Peripherals 0.0%†
EMC Corp.	United States	6,148		162,123
Construction & Engineering 0.1%
Foster Wheeler AG	Switzerland	6,784		217,902
Consumer Finance 0.1%
American Express Co.	United States	600		54,768
Discover Financial Services	United States	3,000		172,140
				226,908
Containers & Packaging 0.3%
Ball Corp.	United States	5,225		290,301
[b]Crown Holdings Inc.	United States	2,205		99,269
DS Smith PLC	United Kingdom	36,497		215,677
[b]Graphic Packaging Holding Co.	United States	23,095		236,493
				841,740
Diversified Consumer Services 0.1%
[b]Grand Canyon Education Inc.	United States	4,266		202,208
Diversified Financial Services 0.9%
[a,e]Citigroup Inc.	United States	17,825		866,830
[b]ING Groep NV	Netherlands	71,850		1,048,275
[a]Moody's Corp.	United States	11,141		880,139
[b]MSCI Inc.	United States	4,010		175,277
				2,970,521
Diversified Telecommunication Services 0.6%
AT&T Inc.	United States	901		28,769
[b,e]Koninklijke KPN NV	Netherlands	202,107		721,133
Telecom Italia SpA	Italy	286,674		251,267
Telefonica Czech Republic AS	Czech Republic	4,336		65,912
[b]tw telecom Inc.	United States	8,824		270,103
[a]Verizon Communications Inc.	United States	5,866		279,104
Ziggo NV	Netherlands	7,330		335,399
				1,951,687
Electrical Equipment 0.5%
[b]ABB Ltd.	Switzerland	40,807		1,043,490

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Electrical Equipment (continued)
The Babcock & Wilcox Co.	United States	659	$21,720
[a]Rockwell Automation Inc.	United States	6,220	764,065
			1,829,275
Electronic Equipment, Instruments & Components 0.0%†
Sunny Optical Technology Group Co. Ltd.	China	56,000	53,254
[b]Universal Display Corp.	United States	1,000	34,540
			87,794
Energy Equipment & Services 0.6%
CHC Group Ltd.	Canada	14,104	134,270
Frank's International NV	United States	2,672	63,166
[a]Helmerich & Payne Inc.	United States	6,945	685,819
Nabors Industries Ltd.	United States	24,458	563,023
Schlumberger Ltd.	United States	6,224	578,832
			2,025,110
Food & Staples Retailing 1.5%
[a]Costco Wholesale Corp.	United States	22,031	2,573,221
CVS Caremark Corp.	United States	593	43,372
[a,b]Rite Aid Corp.	United States	50,632	333,665
[a]Wal-Mart Stores Inc.	United States	14,409	1,076,352
[a]Walgreen Co.	United States	16,892	1,147,811
			5,174,421
Food Products 0.4%
Cranswick PLC	United Kingdom	12,928	271,687
Greencore Group PLC	Ireland	56,028	250,502
Lindt & Spruengli AG	Switzerland	12	696,737
[a,b]The WhiteWave Foods Co., A	United States	10,189	288,349
			1,507,275
Gas Utilities 0.0%†
Tokyo Gas Co. Ltd., ADR	Japan	362	7,287
Health Care Equipment & Supplies 0.3%
[a]Becton Dickinson and Co.	United States	3,042	350,499
[a,b]Derma Sciences Inc.	United States	7,459	109,573
[b]GenMark Diagnostics Inc.	United States	14,565	181,480
[b]Hologic Inc.	United States	7,141	155,531
[b]Inogen Inc.	United States	3,266	57,188
[b]InspireMD Inc.	United Kingdom	12,785	40,017
[b]Novadaq Technologies Inc.	Canada	7,303	148,981
[b]NxStage Medical Inc.	United States	789	10,943
[b]PW Medtech Group Ltd.	China	55,576	25,136
[b]Tandem Diabetes Care Inc.	United States	523	13,467
[b]Tornier NV	United States	1,663	31,930
[b]Zeltiq Aesthetics Inc.	United States	1,634	31,030
			1,155,775
Health Care Providers & Services 1.2%
[b]Acadia Healthcare Co. Inc.	United States	4,360	215,558
[a]Aetna Inc.	United States	5,703	414,665
Celesio AG	Germany	5,282	186,497
[a,b]Centene Corp.	United States	4,066	258,923
[a]Cigna Corp.	United States	2,703	215,132
[a,b]Community Health Systems Inc.	United States	11,250	466,987
[b]Envision Healthcare Holdings Inc.	United States	5,711	192,232
[a,b]HCA Holdings Inc.	United States	11,118	569,242
[a,b]Healthways Inc.	United States	14,175	212,058
McKesson Corp.	United States	2,273	402,435
[b]Molina Healthcare Inc.	United States	2,671	100,643
[a,b]Premier Inc., A	United States	1,616	54,055
Rhoen Klinikum AG	Germany	10,985	354,350

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Health Care Providers & Services (continued)
[a]UnitedHealth Group Inc.	United States	2,706	$209,093
[a]Universal Health Services Inc., B	United States	3,560	285,797
			4,137,667
Health Care Technology 0.0%†
[b]Allscripts Healthcare Solutions Inc.	United States	5,757	106,907
Hotels, Restaurants & Leisure 1.5%
[a,b]Caesars Acquisition Co., A	United States	9,654	132,742
Compass Group PLC	United Kingdom	6,285	99,404
[a]Domino's Pizza Inc.	United States	12,740	1,007,224
[a]Las Vegas Sands Corp.	United States	20,099	1,713,440
[a]Starbucks Corp.	United States	4,197	297,819
Starwood Hotels & Resorts Worldwide Inc.	United States	1,162	95,819
[a]Wyndham Worldwide Corp.	United States	21,759	1,585,796
			4,932,244
Household Durables 0.8%
Lennar Corp., A	United States	7,242	317,779
MDC Holdings Inc.	United States	2,228	69,491
[b]Meritage Homes Corp.	United States	888	42,811
[b]Mohawk Industries Inc.	United States	2,985	422,467
[a,b]NVR Inc.	United States	886	1,056,112
Panasonic Corp.	Japan	2,200	27,584
[a]The Ryland Group Inc.	United States	16,010	745,906
[b]Sharp Corp.	Japan	20,291	65,596
			2,747,746
Household Products 0.2%
[a]Colgate-Palmolive Co.	United States	10,000	628,300
Industrial Conglomerates 0.0%†
Jardine Matheson Holdings Ltd.	Hong Kong	1,020	59,262
Jardine Strategic Holdings Ltd.	Hong Kong	2,498	83,958
Siemens AG, ADR	Germany	154	20,502
			163,722
Insurance 0.0%†
HCI Group Inc.	United States	900	43,578
Internet & Catalog Retail 0.9%
[a,b]Amazon.com Inc.	United States	920	333,132
[b]Groupon Inc.	United States	7,275	60,455
[a,b]HomeAway Inc.	United States	8,750	401,363
[b]Netflix Inc.	United States	990	441,174
[a,b]Priceline.com Inc.	United States	962	1,297,584
[a,b]TripAdvisor Inc.	United States	4,280	429,027
			2,962,735
Internet Software & Services 1.6%
[a,b]Akamai Technologies Inc.	United States	6,866	419,719
[b]Demandware Inc.	United States	570	42,813
[a,b]eBay Inc.	United States	10,115	594,459
[a,b]Google Inc., A	United States	1,760	2,139,544
[a]IAC/InterActiveCorp	United States	9,645	747,777
[a,b]Pandora Media Inc.	United States	17,525	655,785
[b]VeriSign Inc.	United States	3,440	189,578
[a,b]Yahoo! Inc.	United States	6,627	256,266
[b]Yelp Inc.	United States	2,200	207,724
[b]Zillow Inc., A	United States	1,600	133,760
			5,387,425
IT Services 3.0%
Accenture PLC, A	United States	8,360	696,806
[b]Alliance Data Systems Corp.	United States	1,045	297,940

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
IT Services (continued)
[a]Automatic Data Processing Inc.	United States	9,485	$737,743
[b]Blackhawk Network Holdings Inc.	United States	925	22,922
[b]Cardtronics Inc.	United States	7,520	304,710
[a,b]Cognizant Technology Solutions Corp., A	United States	4,960	516,138
[a,b]EPAM Systems Inc.	United States	7,310	306,508
EVERTEC Inc.	Puerto Rico	11,965	290,271
[a,b]ExlService Holdings Inc.	United States	18,785	525,792
[a]Forrester Research Inc.	United States	7,500	271,650
[b]Gartner Inc.	United States	3,425	238,243
[b]Genpact Ltd.	United States	44,590	743,761
[a]Global Payments Inc.	United States	6,600	464,178
[a]Heartland Payment Systems Inc.	United States	10,935	442,211
InterXion Holding NV	Netherlands	1,481	35,529
[a]MasterCard Inc., A	United States	25,397	1,973,855
QIWI PLC, ADR	Russia	2,725	127,067
[a,b]Sapient Corp.	United States	18,095	315,034
[b]Teradata Corp.	United States	3,948	181,292
[a,b]Vantiv Inc., A	United States	9,125	290,449
[b]VeriFone Systems Inc.	United States	4,745	137,368
[a]Visa Inc., A	United States	1,645	371,671
[b]WEX Inc.	United States	6,857	663,895
			9,955,033
Leisure Equipment & Products 0.4%
Brunswick Corp.	United States	11,145	499,185
[a]Polaris Industries Inc.	United States	7,172	961,263
			1,460,448
Life Sciences Tools & Services 0.4%
[b]Bruker Corp.	United States	4,156	94,507
[b]Fluidigm Corp.	United States	5,484	256,925
[b]Furiex Pharmaceuticals Inc.	United States	1,811	167,572
[b]ICON PLC	Ireland	1,178	55,178
[a,b]Illumina Inc.	United States	2,675	458,736
[a,b]Quintiles Transnational Holdings Inc.	United States	469	25,396
[a,b]WuXi PharmaTech Cayman Inc., ADR	China	3,867	148,725
			1,207,039
Machinery 1.8%
[a]Donaldson Co. Inc.	United States	4,908	210,259
MAN SE	Germany	8,076	1,042,273
MAN SE, Preference Shares	Germany	766	97,960
Scania AB, B	Sweden	6,468	198,731
[a]The Timken Co.	United States	21,812	1,316,572
[a]The Toro Co.	United States	12,806	848,142
Volvo AB, B	Sweden	94,402	1,420,819
Wabtec Corp.	United States	1,928	153,025
Wartsila OY	Finland	5,886	347,970
[a]Xylem Inc.	United States	9,222	362,886
			5,998,637
Marine 0.2%
[b]American Shipping ASA	Norway	3,311	22,618
Irish Continental Group PLC	Ireland	16,897	702,020
			724,638
Media 2.6%
[a,b]AMC Entertainment Holdings Inc., A	United States	4,430	101,403
CBS Corp., B	United States	1,997	133,959
Cinemark Holdings Inc.	United States	403	11,856
[a]Comcast Corp., A	United States	14,719	760,825
CyberAgent Inc.	Japan	2,400	105,532
[b]DIRECTV	United States	3,500	271,600

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Media (continued)
[a,b,e] DISH Network Corp., A	United States	28,599	$1,682,765
Grupo Televisa SAB, ADR	Mexico	21,098	620,492
[b]Imax Corp.	Canada	3,325	88,944
Liberty Global PLC, A	United Kingdom	9,318	806,473
Liberty Global PLC, C	United Kingdom	2,964	250,932
[b]Liberty Media Corp., A	United States	3,078	422,178
[a,b]The Madison Square Garden Co., A	United States	2,185	124,567
Sinclair Broadcast Group Inc., A	United States	2,690	79,678
[a,e]Time Warner Cable Inc.	United States	10,239	1,437,044
Time Warner Inc.	United States	7,543	506,362
[b]Tribune Co.	United States	3,934	311,769
[a]The Walt Disney Co.	United States	14,550	1,175,785
			8,892,164
Metals & Mining 0.5%
Constellium NV, A	Netherlands	4,625	128,529
[b]Osisko Mining Corp.	Canada	59,063	376,045
Rio Tinto PLC	United Kingdom	3,604	207,152
[b]Thompson Creek Metals Co. Inc.	United States	55,000	146,300
[b]ThyssenKrupp AG	Germany	25,541	696,624
			1,554,650
Multiline Retail 0.8%
[a,b]Dollar General Corp.	United States	20,008	1,198,479
[a]Macy's Inc.	United States	23,738	1,373,481
[a]Nordstrom Inc.	United States	4,679	287,665
			2,859,625
Oil, Gas & Consumable Fuels 0.6%
[b]Athabasca Oil Corp.	Canada	87,076	672,356
[b]EP Energy Corp., A	United States	15,345	285,877
Exxon Mobil Corp.	United States	318	30,614
Hess Corp.	United States	919	73,548
Marathon Petroleum Corp.	United States	1,190	99,960
Navios Maritime Acquisition	United States	16,437	63,611
[a]Occidental Petroleum Corp.	United States	4,070	392,837
[b]Overseas Shipholding Group Inc.	United States	2,074	12,029
Pioneer Natural Resources Co.	United States	1,923	386,869
Statoil ASA, ADR	Norway	354	9,324
			2,027,025
Paper & Forest Products 0.1%
International Paper Co.	United States	4,717	230,614
[b]KapStone Paper and Packaging Corp.	United States	3,495	111,106
			341,720
Pharmaceuticals 2.9%
AbbVie Inc.	United States	3,413	173,756
[a,b]AcelRx Pharmaceuticals Inc.	United States	11,513	131,594
[b]Actavis PLC	United States	5,004	1,104,983
[b]Aerie Pharmaceuticals Inc.	United States	1,834	42,127
[a]Allergan Inc.	United States	2,671	339,217
[a,b]Aratana Therapeutics Inc.	United States	7,127	166,558
AstraZeneca PLC, ADR	United Kingdom	6,423	435,223
[b]Auxilium Pharmaceuticals Inc.	United States	6,500	199,875
Bayer AG, ADR	Germany	131	18,500
Bristol-Myers Squibb Co.	United States	10,399	559,154
[b]Cadence Pharmaceuticals Inc.	United States	14,208	198,770
CFR Pharmaceuticals SA	Chile	853,550	174,079
[b]Corcept Therapeutics Inc.	United States	14,868	48,767

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	United States	927	$55,258
Endo Health Solutions Inc.	United States	5,820	464,552
[b]Forest Laboratories Inc.	United States	1,532	149,477
GlaxoSmithKline PLC, ADR	United Kingdom	161	9,006
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	905	59,649
[b]Impax Laboratories Inc.	United States	789	20,333
Johnson & Johnson	United States	443	40,809
[a,b]The Medicines Co.	United States	7,145	218,280
[a]Merck & Co. Inc.	United States	9,766	556,564
[b]Mylan Inc.	United States	12,644	702,627
Novo Nordisk AS, ADR	Denmark	3,925	186,555
[a,b]Pacira Pharmaceuticals Inc.	United States	5,156	403,405
Perrigo Co. PLC	United States	1,788	294,019
Pfizer Inc.	United States	33,168	1,065,025
[b]Revance Therapeutics Inc.	United States	2,341	63,043
Roche Holding AG	Switzerland	2,296	708,510
Roche Holding AG, ADR	Switzerland	1,182	45,365
Sanofi, ADR	France	611	31,674
Shire PLC, ADR	Ireland	2,509	414,361
Teva Pharmaceutical Industries Ltd., ADR	Israel	11,670	582,216
[a,b]XenoPort Inc.	United States	3,551	22,194
Zoetis Inc.	United States	1,940	60,179
			9,745,704
Professional Services 1.1%
[a]Equifax Inc.	United States	10,385	727,573
Experian PLC	United Kingdom	21,498	389,151
[a,b]Huron Consulting Group Inc.	United States	9,435	624,314
[a]ManpowerGroup Inc.	United States	4,420	345,467
Robert Half International Inc.	United States	9,060	370,916
[b]RPX Corp.	United States	13,855	221,957
SThree PLC	United Kingdom	52,847	371,455
[a,b]Verisk Analytics Inc., A	United States	5,882	374,772
[b]WageWorks Inc.	United States	1,950	115,343
			3,540,948
Real Estate Investment Trusts (REITs) 1.2%
Acadia Realty Trust	United States	5,801	153,436
Alexandria Real Estate Equities Inc.	United States	2,956	214,162
[a]Altisource Residential Corp.	United States	9,345	267,080
American Realty Capital Properties Inc.	United States	10,559	155,112
American Tower Corp.	United States	5,627	458,432
Ashford Hospitality Prime Inc.	United States	234	3,919
AvalonBay Communities Inc.	United States	1,482	191,134
Brixmor Property Group Inc.	United States	835	18,437
Corrections Corp. of America	United States	2,552	85,109
Equity Lifestyle Properties Inc.	United States	3,462	139,345
Excel Trust Inc.	United States	5,988	75,030
[a]Mid-America Apartment Communities Inc.	United States	10,086	682,217
[a]NorthStar Realty Finance Corp.	United States	25,176	390,480
Post Properties Inc.	United States	654	31,739
Spirit Realty Capital Inc.	United States	6,845	74,747
[b]Strategic Hotels & Resorts Inc.	United States	531	5,305
Sunstone Hotel Investors Inc.	United States	25,713	347,640
Taubman Centers Inc.	United States	2,916	205,432
[a]Weyerhaeuser Co.	United States	14,465	426,862
WP Carey Inc.	United States	3,649	231,784
			4,157,402
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA	United States	1,853	182,298

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Real Estate Management & Development (continued)
[a,b]CBRE Group Inc., A	United States	45,699	$1,277,287
Great Eagle Holdings Ltd.	Hong Kong	3,679	12,468
[a,b]Realogy Holdings Corp.	United States	11,373	539,763
			2,011,816
Road & Rail 1.1%
Canadian Pacific Railway Ltd.	Canada	795	124,815
[a,b,e] Hertz Global Holdings Inc.	United States	64,284	1,800,595
[a]Union Pacific Corp.	United States	10,789	1,946,120
			3,871,530
Semiconductors & Semiconductor Equipment 1.3%
Altera Corp.	United States	6,100	221,491
[b]Applied Micro Circuits Corp.	United States	17,915	205,306
Avago Technologies Ltd.	United States	4,073	251,304
Broadcom Corp., A	United States	6,725	199,867
[b]Freescale Semiconductor Ltd.	United States	13,600	309,400
KLA-Tencor Corp.	United States	323	21,043
[a]Maxim Integrated Products Inc.	United States	10,325	337,731
MediaTek Inc.	Taiwan	15,000	220,312
[b]Montage Technology Group Ltd.	China	2,300	36,179
[b]NXP Semiconductors NV	Netherlands	37,502	2,108,737
[b]Silicon Laboratories Inc.	United States	2,325	120,830
[b]SK Hynix Inc.	South Korea	5,770	209,450
Texas Instruments Inc.	United States	396	17,804
			4,259,454
Software 1.5%
Activision Blizzard Inc.	United States	16,265	314,728
[a,b]Adobe Systems Inc.	United States	11,023	756,288
[a,b]Aspen Technology Inc.	United States	4,460	209,397
[a,b]Autodesk Inc.	United States	8,596	450,946
[a,b]Cadence Design Systems Inc.	United States	21,615	331,358
[a,b]Citrix Systems Inc.	United States	3,310	198,766
[b]Comverse Inc.	United States	3,630	125,634
Giant Interactive Group Inc., ADR	China	10,835	123,302
[b]Guidewire Software Inc.	United States	1,820	97,570
Intuit Inc.	United States	4,780	373,557
[a,b]MICROS Systems Inc.	United States	7,725	428,815
[a]Microsoft Corp.	United States	14,974	573,654
NICE Systems Ltd., ADR	Israel	1,725	70,863
[b]Qualys Inc.	United States	8,155	221,082
[b]Red Hat Inc.	United States	3,060	180,509
[b]Tableau Software Inc., A	United States	375	35,378
[a,b]Verint Systems Inc.	United States	8,620	403,502
[b]VMware Inc., A	United States	1,905	182,975
			5,078,324
Specialty Retail 1.3%
[b]Cabela's Inc.	United States	2,423	160,693
[a]CST Brands Inc.	United States	19,103	621,421
[a]The Home Depot Inc.	United States	12,295	1,008,559
[a,b,e] Jos A Bank Clothiers Inc.	United States	9,381	582,373
Lithia Motors Inc., A	United States	9,227	585,176
The Men's Wearhouse Inc.	United States	2,962	159,326
[a]Tiffany & Co.	United States	12,200	1,137,650
			4,255,198
Technology Hardware, Storage & Peripherals 0.0%†
Canon Inc., ADR	Japan	125	3,902
Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA	Switzerland	6,421	639,545
Coach Inc.	United States	1,490	72,727

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Textiles, Apparel & Luxury Goods (continued)
Hermes International	France	200	$64,460
Luxottica Group SpA	Italy	5,944	329,739
[a,b]Steven Madden Ltd.	United States	16,211	590,891
[b]Under Armour Inc., A	United States	4,463	504,988
			2,202,350
Thrifts & Mortgage Finance 0.1%
[b]Federal Home Loan Mortgage Corp.	United States	23,573	108,907
[b]Federal National Mortgage Association	United States	24,273	116,511
[b]Ocwen Financial Corp.	United States	1,953	73,120
			298,538
Tobacco 0.0%†
Altria Group Inc.	United States	538	19,508
British American Tobacco PLC, ADR	United Kingdom	77	8,377
Philip Morris International Inc.	United States	94	7,605
			35,490
Trading Companies & Distributors 0.0%†
Mitsubishi Corp., ADR	Japan	297	11,330
Mitsui & Co. Ltd., ADR	Japan	41	12,677
			24,007
Transportation Infrastructure 0.0%†
Groupe Eurotunnel SA	France	7,657	92,013
Wireless Telecommunication Services 1.6%
[a,b]Crown Castle International Corp.	United States	13,436	1,019,792
[a,b]Leap Wireless International Inc.	United States	28,035	491,173
[a,b]SBA Communications Corp., A	United States	8,427	801,998
SoftBank Corp.	Japan	6,400	482,217
[a,b]T-Mobile U.S. Inc.	United States	62,876	1,917,718
TIM Participacoes SA, ADR	Brazil	9,351	231,344
[e]Vodafone Group PLC, ADR	United Kingdom	4,336	180,263
			5,124,505
Total Common Stocks and Other Equity Interests (Cost $156,225,028)			168,290,809
Convertible Preferred Stocks 2.3%
Agriculture 0.1%
Bunge Ltd., cvt. pfd., 4.875%	United States	2,500	264,325
Airlines 0.2%
[a,b]American Airlines Group Inc., cvt. pfd., Series A, 6.25%	United States	20,842	579,408
Electric Utilities 0.1%
NextEra Energy Inc., cvt. pfd., 5.799%	United States	3,500	183,645
Energy 0.3%
Dominion Resources Inc., cvt. pfd.,
Series A, 6.125%	United States	137	7,838
Series B, 6.00%	United States	17,000	972,060
			979,898
Food Products 0.3%
[f]Post Holdings Inc., cvt. pfd., 144A,
2.50%	United States	10,000	1,133,125
3.75%	United States	750	97,260
			1,230,385
Insurance 0.1%
Maiden Holdings Ltd., cvt. pfd., Series B, 7.25%	United States	1,350	60,912
MetLife Inc., cvt. pfd., 5.00%	United States	11,000	325,490
			386,402

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Convertible Preferred Stocks (continued)
Metals & Mining 0.0%†
ArcelorMittal, junior sub., cvt. pfd., 6.00%	Luxembourg	825	$19,454
Cliffs Natural Resources Inc., cvt. pfd., 7.00%	United States	2,691	53,228
			72,682
Oil, Gas & Consumable Fuels 0.7%
[f]Chesapeake Energy Corp., cvt. pfd., 144A, 5.75%	United States	17	19,029
Energy XXI Bermuda Ltd., cvt. pfd., 5.625%	United States	5,000	1,343,750
[f]Sanchez Energy Corp., cvt. pfd., 144A, Series B, 6.50%	United States	14,100	1,081,329
SandRidge Energy Inc., cvt. pfd., 7.00%	United States	75	7,692
			2,451,800
Real Estate Investment Trusts (REITs) 0.3%
EPR Properties, cvt. pfd., Series E, 9.00%	United States	1,197	36,987
[a]Health Care REIT Inc., cvt. pfd., Series I, 6.50%	United States	7,330	410,480
iStar Financial Inc., cvt. pfd., Series J, 4.50%	United States	915	60,280
[a]Weyerhaeuser Co., cvt. pfd., Series A, 6.375%	United States	7,310	398,103
			905,850
Tobacco 0.2%
Universal Corp., cvt. pfd., 6.75%	United States	575	747,500
Wireless Telecommunication Services 0.0%†
Crown Castle International Corp., cvt. pfd., Series A, 4.50%	United States	618	62,974
Total Convertible Preferred Stocks (Cost $7,674,748)			7,864,869
Exchange Traded Funds 0.1%
Market Vectors Junior Gold Miners ETF	United States	2,416	99,878
Technology Select Sector SPDR Fund	United States	7,500	272,625
WisdomTree Japan Hedged Equity Fund	Japan	1,575	75,143
Total Exchange Traded Funds (Cost $443,617)			447,646
Preferred Stocks 0.5%
Banks 0.2%
[b]National Bank of Greece SA, pfd., Series A, 9.00%	Greece	1,363	20,595
Royal Bank of Scotland Group PLC, junior sub., pfd.,
[a]Series L, 5.75%	United Kingdom	14,441	305,283
Series M, 6.40%	United Kingdom	2,563	58,488
Series N, 6.35%	United Kingdom	1,720	38,923
Series P, 6.25%	United Kingdom	578	12,866
Series R, 6.125%	United Kingdom	634	13,980
Series S, 6.60%	United Kingdom	2,489	57,421
			507,556
Diversified Financial Services 0.1%
RBS Capital Funding Trust V, pfd., Series E, 5.90%	Netherlands	2,590	57,498
RBS Capital Funding Trust VII, pfd., Series G, 6.08%	Netherlands	5,279	118,778
			176,276
Thrifts & Mortgage Finance 0.2%
[a,b]Federal Home Loan Mortgage Corp., pfd., Series Z, 8.375%	United States	38,406	470,089
[b]Federal National Mortgage Association, pfd., Series S, 8.25%	United States	27,500	331,375
			801,464
Total Preferred Stocks (Cost $1,273,731)			1,485,296
		Principal Amount*
Convertible Bonds 11.3%
Aerospace & Defense 0.2%
[a]AAR Corp., senior note, 2.25%, Series B, 3/01/16	United States	346,000	373,248
[a]L-3 Communications Holdings Inc., senior sub. bond, 3.00%, 8/01/35	United States	250,000	327,031
			700,279
Airlines 0.2%
[a]Hawaiian Holdings Inc., senior note, 5.00%, 3/15/16	United States	400,000	648,250
Auto Components 0.1%
Meritor Inc., senior bond, 7.875%, 3/01/26	United States	305,000	471,034

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Automobiles 0.1%
Ford Motor Co., senior note, 4.25%, 11/15/16	United States	20,000	$36,150
Tesla Motors Inc., senior note, 0.25%, 3/01/19	United States	300,000	298,125
			334,275
Biotechnology 0.4%
AMAG Pharmaceuticals Inc., senior note, 2.50%, 2/15/19	United States	250,000	265,469
BioMarin Pharmaceutical Inc., senior sub. note,
0.75%, 10/15/18	United States	8,000	9,375
1.50%, 10/15/20	United States	13,000	15,665
[f]Emergent Biosolutions Inc., senior note, 144A, 2.875%, 1/15/21	United States	250,000	266,719
Gilead Sciences Inc., senior note, Series D, 1.625%, 5/01/16	United States	28,000	101,867
[f]Orexigen Therapeutics Inc., senior note, 144A, 2.75%, 12/01/20	United States	250,000	291,250
PDL BioPharma Inc., senior note, 4.00%, 2/01/18	United States	250,000	258,281
[f]Spectrum Pharmaceuticals Inc., senior note, 144A, 2.75%, 12/15/18	United States	200,000	208,875
			1,417,501
Capital Markets 0.1%
[a,f]Ares Capital Corp., senior note, 144A, 4.375%, 1/15/19	United States	200,000	213,625
[a]Prospect Capital Corp., senior note, 5.875%, 1/15/19	United States	100,000	106,625
			320,250
Commercial Services & Supplies 0.0%†
Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	150,000	147,656
Computers & Peripherals 0.0%†
SanDisk Corp., senior note, 1.50%, 8/15/17	United States	11,000	16,864
Construction Materials 0.2%
[a]Cemex SAB de CV, sub. note, 3.25%, 3/15/16	Mexico	300,000	423,750
[f]Griffon Corp., sub. note, 144A, 4.00%, 1/15/17	United States	155,000	177,766
			601,516
Diversified Financial Services 0.2%
China Overseas Finance Investment Cayman IV Ltd., senior note, Series COLI, zero
cpn., 2/04/21	Hong Kong	200,000	201,850
[f]Imperial Holdings Inc., senior note, 144A, 8.50%, 2/15/19	United States	200,000	204,750
[f]Portfolio Recovery Associates Inc., senior note, 144A, 3.00%, 8/01/20	United States	200,000	227,125
Walter Investment Management Corp., senior sub. note, 4.50%, 11/01/19	United States	25,000	22,609
			656,334
Electrical Equipment 0.1%
General Cable Corp., sub. bond, 5.00%, 11/15/29	United States	250,000	282,813
Electronic Equipment, Instruments & Components 0.6%
TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	725,000	798,859
[f]Vishay Intertechnology Inc., senior bond, 144A,
[a]2.25%, 11/15/40	United States	1,000,000	1,134,375
2.25%, 5/15/41	United States	50,000	45,500
			1,978,734
Electronics 0.1%
[f]InvenSense Inc., senior note, 144A, 1.75%, 11/01/18	United States	200,000	230,375
Energy 0.2%
Alpha Natural Resources Inc., senior note, 4.875%, 12/15/20	United States	150,000	141,187
[f]JinkoSolar Holding Co. Ltd., senior note, 144A, 4.00%, 2/01/19	China	20,000	19,450
[a]Peabody Energy Corp., junior sub. bond, 4.75%, 12/15/66	United States	240,000	192,000
[a]SolarCity Corp., senior note, 2.75%, 11/01/18	United States	200,000	314,750
			667,387
Entertainment 0.2%
International Game Technology, senior note, 3.25%, 5/01/14	United States	750,000	753,750
Food Products 0.1%
Olam International Ltd., senior note, 6.00%, 10/15/16	Singapore	500,000	505,000
Health Care Equipment & Supplies 0.4%
Accuray Inc., senior note, 3.75%, 8/01/16	United States	200,000	239,375
[f]Cepheid Inc., senior note, 144A, 1.25%, 2/01/21	United States	250,000	269,375

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Health Care Equipment & Supplies (continued)
[a]Hologic Inc., senior bond,
Series 2012, 2.00% to 3/01/18, zero cpn. thereafter, 3/01/42	United States	270,000	$277,762
2.00% to 12/15/13, 0.00% thereafter, 12/15/43	United States	100,000	104,688
[a]NuVasive Inc., senior note, 2.75%, 7/01/17	United States	250,000	290,781
Volcano Corp., senior note, 1.75%, 12/01/17	United States	100,000	101,000
			1,282,981
Health Care Providers & Services 1.0%
HealthSouth Corp., senior sub. bond, 2.00%, 12/01/43	United States	100,000	104,688
[a,f]Healthways Inc., senior note, 144A, 1.50%, 7/01/18	United States	150,000	149,437
[a]LifePoint Hospitals Inc., senior sub. note, 3.50%, 5/15/14	United States	100,000	107,875
[a,f]Molina Healthcare Inc., senior note, 144A, 1.125%, 1/15/20	United States	1,220,000	1,367,925
Omnicare Inc., senior sub. bond,
3.75%, 4/01/42	United States	850,000	1,274,469
[a]3.50%, 2/15/44	United States	250,000	252,500
			3,256,894
Household Durables 0.1%
Meritage Homes Corp., senior bond, 1.875%, 9/15/32	United States	324,000	366,323
Toll Brothers Finance Corp., senior bond, 0.50%, 9/15/32	United States	50,000	54,313
			420,636
Insurance 0.1%
[f]HCI Group Inc., senior note, 144A, 3.875%, 3/15/19	United States	50,000	50,813
[a,f]MGIC Investment Corp., junior sub. bond, 144A, 9.00%, 4/01/63	United States	250,000	300,625
			351,438
Internet & Catalog Retail 0.3%
[f]Ctrip.com International Ltd., senior note, 144A, 1.25%, 10/15/18	China	660,000	676,912
Priceline.com Inc., senior note,
1.00%, 3/15/18	United States	72,000	111,195
[f]144A, 0.35%, 6/15/20	United States	100,000	127,563
			915,670
Internet Software & Services 0.7%
[f]Akamai Technologies Inc., senior note, zero cpn., 144A, 2/15/19	United States	250,000	253,595
[a,f]Blucora Inc., senior note, 144A, 4.25%, 4/01/19	United States	175,000	196,109
Dealertrack Technologies Inc., senior note, 1.50%, 3/15/17	United States	870,000	1,343,063
TIBCO Software Inc., senior bond, 2.25%, 5/01/32	United States	192,000	194,760
[f]Trulia Inc., senior note, 144A, 2.75%, 12/15/20	United States	200,000	220,875
[f]Yahoo! Inc., senior note, zero cpn., 144A, 12/01/18	United States	250,000	262,656
			2,471,058
IT Services 0.2%
[f]Cardtronics Inc., senior note, 144A, 1.00%, 12/01/20	United States	500,000	495,627
[f]ServiceSource International Inc., senior note, 144A, 1.50%, 8/01/18	United States	300,000	292,313
			787,940
Life Sciences Tools & Services 0.1%
[f]Albany Molecular Research Inc., senior note, 144A, 2.25%, 11/15/18	United States	230,000	275,856
Machinery 0.1%
[f]Navistar International Corp., senior sub. note, 144A, 4.50%, 10/15/18	United States	200,000	207,500
Media 0.2%
[f]Liberty Media Corp., senior bond, 144A, 1.375%, 10/15/23	United States	780,000	760,500
Metals & Mining 1.4%
AK Steel Corp., senior note, 5.00%, 11/15/19	United States	125,000	172,422
Allegheny Technologies Inc., senior note, 4.25%, 6/01/14	United States	1,250,000	1,264,063
[f]B2Gold Corp., senior sub. note, 144A, 3.25%, 10/01/18	Canada	250,000	259,844
Horsehead Holding Corp., senior note, 3.80%, 7/01/17	United States	750,000	1,015,781
RTI International Metals Inc., senior note, 1.625%, 10/15/19	United States	200,000	197,375
Stillwater Mining Co., senior bond, Series SWC, 1.75%, 10/15/32	United States	200,000	243,125
United States Steel Corp., senior note, 2.75%, 4/01/19	United States	25,000	30,156

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Metals & Mining (continued)
Vedanta Resources Jersey Ltd., senior note, 5.50%, 7/13/16	India	1,500,000	$1,518,750
			4,701,516
Oil, Gas & Consumable Fuels 0.5%
[f]Alon USA Energy Inc., senior note, 144A, 3.00%, 9/15/18	United States	275,000	311,781
[a]BPZ Resources Inc., senior note, 8.50%, 10/01/17	United States	170,000	164,369
Cobalt International Energy Inc., senior note, 2.625%, 12/01/19	United States	325,000	314,031
Goodrich Petroleum Corp., senior bond, 5.00%, 10/01/32	United States	250,000	255,313
Hornbeck Offshore Services Inc., senior note, 1.50%, 9/01/19	United States	15,000	16,978
[f]SEACOR Holdings Inc., senior bond, 144A, 3.00%, 11/15/28	United States	300,000	297,563
[f]Vantage Drilling Co., senior bond, 144A, 5.50%, 7/15/43	United States	345,000	365,484
			1,725,519
Pharmaceuticals 0.2%
Auxilium Pharmaceuticals Inc., senior note, 1.50%, 7/15/18	United States	100,000	142,812
[f]Herbalife Ltd., senior note, 144A, 2.00%, 8/15/19	Cayman Islands	275,000	265,720
Mylan Inc., senior note, 3.75%, 9/15/15	United States	12,000	50,198
[f]Vivus Inc., senior note, 144A, 4.50%, 5/01/20	United States	175,000	129,719
			588,449
Professional Services 0.4%
[a,f]CBIZ Inc., senior sub. note, 144A, 4.875%, 10/01/15	United States	985,000	1,312,512
Real Estate Investment Trusts (REITs) 0.8%
American Realty Capital Properties Inc., senior note, 3.00%, 8/01/18	United States	250,000	272,344
[f]American Residential Properties Operating Partnership LP, senior note, 144A, 3.25%,
11/15/18	United States	200,000	214,500
[a]Annaly Capital Management Inc., senior note, 5.00%, 5/15/15	United States	405,000	413,606
[a,f]Campus Crest Communities Operating Partnership LP, senior note, 144A, 4.75%,
10/15/18	United States	250,000	248,438
Colony Financial Inc., senior note,
[a]3.875%, 1/15/21	United States	900,000	921,375
5.00%, 4/15/23	United States	125,000	133,359
[a,f]iStar Financial Inc., senior note, 144A, 1.50%, 11/15/16	United States	250,000	276,406
Starwood Property Trust Inc., senior note, 4.55%, 3/01/18	United States	150,000	172,688
			2,652,716
Real Estate Management & Development 0.1%
[a,f]Forest City Enterprises Inc., senior note, 144A, 3.625%, 8/15/20	United States	350,000	367,500
Retailing 0.3%
Lotte Shopping Co. Ltd., senior note, zero cpn., 7/05/16	South Korea	1,000,000	995,625
Semiconductors & Semiconductor Equipment 0.4%
Intel Corp., junior sub. bond, 3.25%, 8/01/39	United States	24,000	32,460
Linear Technology Corp., senior bond, Series A, 3.00%, 5/01/27	United States	150,000	173,531
Micron Technology Inc., senior bond,
2.375%, 5/01/32	United States	5,000	12,825
3.125%, 5/01/32	United States	70,000	177,100
Novellus Systems Inc., senior bond, 2.625%, 5/15/41	United States	15,000	24,431
[a,f]NVIDIA Corp., senior note, 144A, 1.00%, 12/01/18	United States	311,000	347,348
[f]Rudolph Technologies Inc., senior note, 144A, 3.75%, 7/15/16	United States	350,000	407,094
[f]SunEdison Inc., senior note, 144A, 2.00%, 10/01/18	United States	225,000	324,703
Xilinx Inc., senior note, 2.625%, 6/15/17	United States	20,000	36,263
			1,535,755
Software 0.4%
BroadSoft Inc., senior note, 1.50%, 7/01/18	United States	225,000	242,578
[a,f]Concur Technologies Inc., senior note, 144A, 0.50%, 6/15/18	United States	230,000	305,325
[f]NetSuite Inc., senior note, 144A, 0.25%, 6/01/18	United States	75,000	88,266
Nuance Communications Inc., senior bond, 2.75%, 11/01/31	United States	312,000	310,830
[f]ServiceNow Inc., senior note, zero cpn., 144A, 11/01/18	United States	250,000	289,531
[a]Take-Two Interactive Software Inc., senior note, 1.00%, 7/01/18	United States	250,000	289,531
			1,526,061

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Telecommunication Services 0.1%
[a,f]Ciena Corp., senior note, 144A, 3.75%, 10/15/18	United States	29,000		$42,884
Telecom Italia Finance SA, sub. note, Series TIT, 6.125%, 11/15/16	Italy	100,000	EUR	156,843
				199,727
Textiles, Apparel & Luxury Goods 0.5%
[a,f]Iconix Brand Group Inc., senior sub. note, 144A, 1.50%, 3/15/18	United States	1,150,000		1,598,500
Tobacco 0.0%†
[g]Vector Group Ltd., senior note, FRN, 2.50%, 1/15/19	United States	40,000		51,354
Transportation 0.1%
DryShips Inc., senior note, 5.00%, 12/01/14	Greece	125,000		124,141
[f]UTI Worldwide Inc., senior note, 144A, 4.50%, 3/01/19	United States	120,000		119,287
				243,428
Transportation Infrastructure 0.1%
Aegean Marine Petroleum, senior note, 4.00%, 11/01/18	Greece	190,000		192,138
Total Convertible Bonds (Cost $36,504,649)				38,153,291

Convertible Bonds in Reorganization (Cost $34,250) 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
[h]Petroplus Finance Ltd., senior secured, first lien note, 4.00%, 10/16/15	Switzerland	100,000		22,500

Corporate Bonds, Notes and Senior Floating Rate Interests 11.0%
Aerospace & Defense 0.0%†
[g]Accudyne Industries Borrower SCA, Refinancing Term Loan, senior secured, first
lien, 4.00%, 12/13/19	Luxembourg	40,280		40,473
[g]Rockwell Collins Inc., senior note, FRN, 0.593%, 12/15/16	United States	40,000		40,105
[g]TransDigm Inc., Tranche C Term Loan, senior secured, first lien guaranteed, 3.75%,
2/28/20	United States	19,950		20,063
				100,641
Automobiles 0.1%
[g]Chrysler Group LLC, Tranche B Term Loan, 3.25%, 12/19/18	United States	53,000		52,934
[f,g] Nissan Motor Acceptance Corp., senior note, 144A, FRN, 0.787%, 3/03/17	Japan	105,000		104,920
[g]Toyota Motor Credit Corp., senior note, FRN, 0.628%, 1/17/19	Japan	40,000		40,086
				197,940
Banks 0.2%
Ally Financial Inc., senior note, 3.50%, 1/27/19	United States	40,000		40,350
[g]Banca Monte dei Paschi di Siena SpA, sub. bond, FRN, 3.348%, 10/31/18	Italy	150,000	EUR	175,988
[g]Bank of America Corp., senior note, FRN, 1.279%, 1/15/19	United States	20,000		20,222
[f]Dresdner Funding Trust I, junior sub. bond, 144A, 8.151%, 6/30/31	Germany	200,000		222,000
[i]HSH Nordbank AG, junior sub. bond, Perpetual,
7.25%	Germany	97,000		36,011
7.408%	Germany	25,000	EUR	11,120
[i]RESPARCS Funding II LP, junior sub. bond, 7.50%, Perpetual	Jersey Islands	80,000	EUR	35,841
Royal Bank of Scotland Group PLC,
[i]junior sub. bond, 5.25%, Perpetual	United Kingdom	63,000	EUR	76,959
[i]junior sub. bond, 5.50%, Perpetual	United Kingdom	48,000	EUR	60,093
sub. bond, 6.125%, 12/15/22	United Kingdom	75,000		78,997
				757,581
Beverages 0.1%
[g]Anheuser-Busch InBev Finance Inc., senior note, FRN, 0.429%, 1/27/17	Belgium	45,000		45,046
[g]The Coca-Cola Co., senior note, FRN, 0.338%, 11/01/16	United States	80,000		80,159
[f]Crestview DS Merger Sub II Inc., secured, second lien note, 144A, 10.00%, 9/01/21	United States	35,000		38,850
				164,055
Capital Markets 0.0%†
[g]American Beacon Advisors Inc., Initial Term Loan, 4.75%, 11/20/19	United States	15,000		15,113
Chemicals 0.1%
[g]Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings
Inc.), Refinanced Term Loan B, 4.00%, 2/01/20	United States	10,801		10,883

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)
Chemicals (continued)
[g]Chemtura Corp., New Term Loan, senior secured, first lien guaranteed, 3.50%,
8/27/16	United States	13,078	$13,184
Momentive Performance Materials Inc., senior sub. note, 11.50%, 12/01/16	United States	160,000	46,000
[g]Monsanto Co., senior note, FRN, 0.436%, 11/07/16	United States	40,000	40,101
[g]Nexeo Solutions LLC, senior secured, first lien guaranteed,
Initial Loan, 5.00%, 9/09/17	United States	14,682	14,664
Term Loan B-2, 5.00%, 9/09/17	United States	5,386	5,393
[g]Taminco Global Chemical Corp., Initial Tranche B-3 Dollar Term Loan, 3.25%,
2/15/19	United States	10,000	10,029
[g]Univar Inc., Term Loan B, senior secured, first lien, 5.00%, 6/30/17	United States	19,949	19,853
			160,107
Commercial Services & Supplies 1.0%
[f]Altegrity Inc., senior note, 144A,
10.50%, 11/01/15	United States	264,000	231,990
12.00%, 11/01/15	United States	132,000	117,150
[g]Drew Marine Group Inc., Term Loan, first lien, 4.50%, 11/19/20	United States	990	997
[g]Garda World Security Corp., Term Loan B, 4.00%, 11/06/20	United States	15,886	15,956
[g]GXS Group Inc., Term Loan, 3.25%, 12/19/20	United States	12,000	12,027
[g]Harland Clarke Holdings Corp. (Clarke American Corp.), Tranche B-3 Term Loan,
7.00%, 5/22/18	United States	19,874	20,143
[g]Inmar Inc., Initial Term Loan, first lien, 4.25%, 1/27/21	United States	39,799	39,749
iPayment Inc., senior note, 10.25%, 5/15/18	United States	882,000	692,370
PHH Corp., senior note, 6.375%, 8/15/21	United States	550,000	558,250
[g]TMS International Corp., Term Loan B, 4.50%, 10/04/20	United States	20,000	20,212
[f]Wyle Services Corp., senior sub. note, 144A, 10.50%, 4/01/18	United States	1,544,000	1,613,480
			3,322,324
Computers & Peripherals 0.0%†
[g]Dell International LLC, Term Loan B, 4.50%, 3/24/20	United States	19,950	19,947
Construction Materials 0.1%
Texas Industries Inc., senior note, 9.25%, 8/15/20	United States	419,000	488,135
Consumer Durables & Apparel 0.1%
Visant Corp., senior note, 10.00%, 10/01/17	United States	500,000	486,250
Containers & Packaging 0.0%†
Ball Corp., senior bond, 5.75%, 5/15/21	United States	50,000	53,500
Cosmetic and Personal Care 0.0%†
[g]The Procter & Gamble Co., senior note, FRN, 0.317%, 11/04/16	United States	80,000	80,011
Diversified Financial Services 0.7%
[g]Caterpillar Financial Services Corp., senior note, FRN, 0.466%, 3/03/17	United States	110,000	110,114
[g]Duff & Phelps LLC, Initial Term Loan, senior secured, first lien, 4.50%, 4/23/20	United States	39,900	39,975
[g]Ford Motor Credit Co. LLC, senior note, FRN, 1.018%, 1/17/17	United States	40,000	40,210
General Electric Capital Corp.,
[g]senior note, FRN, 0.472%, 1/14/16	United States	20,000	20,028
[i]junior sub. bond, Series A, 7.125% to 6/15/22, FRN thereafter, Perpetual	United States	100,000	113,681
[g]HarbourVest Partners L.P., New Term Loan, 3.25%, 2/03/21	United States	11,102	11,102
[f]Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note, 144A,
4.875%, 3/15/19	United States	34,000	34,765
5.875%, 2/01/22	United States	30,000	30,675
[g]John Deere Capital Corp., senior note, FRN, 0.364%, 12/10/15	United States	80,000	80,021
[a,f]ROC Finance LLC / ROC Finance 1 Corp., secured, second lien note, 144A,
12.125%, 9/01/18	United States	1,760,000	1,848,000
			2,328,571
Diversified Telecommunication Services 0.3%
Affinion Group Inc., senior note, 7.875%, 12/15/18	United States	1,120,000	996,800
[g]Crown Castle Operating Co., Non-Extended Incremental Tranche B Term Loan,
3.25%, 1/31/19	United States	19,950	20,007
			1,016,807

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)
Electrical Equipment 0.0%†
[g]Generac Power Systems Inc., senior secured, first lien guaranteed, 3.50%, 5/31/20	United States	19,950		$20,016
Energy 0.4%
Arch Coal Inc.,
senior bond, 9.875%, 6/15/19	United States	119,000		108,290
senior note, 7.25%, 10/01/20	United States	393,000		325,207
senior note, 7.25%, 6/15/21	United States	231,000		187,110
[g]Calpine Construction Finance Co. LP, senior secured, Term Loan, first lien
guaranteed, 3.00%, 5/03/20	United States	20,947		20,738
[q]Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., senior
bond, 6.375%, 3/15/24	United States	5,000		5,188
[f]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	200,000		223,500
[f]Energy Future Intermediate Holding Co. LLC / EFIH Finance Inc., senior note, 144A,
[j]PIK, 11.25%, 12/01/18	United States	483,000		323,610
12.25%, 3/01/22	United States	39,000		45,435
[g]Murray Energy Corp., Term Loan, 5.25%, 11/21/19	United States	10,598		10,697
[g]Peabody Energy Corp., Term Loan, senior secured, first lien guaranteed, 4.25%,
9/24/20	United States	19,950		20,053
				1,269,828
Entertainment 0.0%†
[g]Kasima LLC, Term Loan, senior secured, first lien, 3.25%, 5/17/21	United States	40,000		40,050
[g]WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/01/20	United States	19,950		19,966
				60,016
Environmental Control 0.0%†
[g]Metal Services, LLC, New Term Loan, 6.00%, 6/30/17	United States	16,986		17,160
Food Products 0.1%
[g]ARAMARK Corp., Term Loan F, senior secured, first lien guaranteed, 3.25%,
2/24/21	United States	90,000		89,916
[g]ARG IH Corp., Term Loan, 5.00%, 11/13/20	United States	25,000		25,239
[g]Big Heart Pet Brands (Del Monte Corporation), Initial Term Loan, 3.50%, 2/21/20	United States	100,000		100,292
[g]Del Monte Foods Inc., Initial Term Loan first lien, 4.25%, 1/26/21	United States	10,000		10,141
[g]Pinnacle Foods Finance LLC, New Term Loan G, senior secured, first lien
guaranteed, 3.25%, 4/29/20	United States	39,900		39,868
[g]Reddy Ice Corp., senior secured, first lien, 6.75%, 4/01/19	United States	9,975		9,931
				275,387
Health Care Providers & Services 0.2%
[f]Community Health Systems Inc., senior note, 144A, 6.875%, 2/01/22	United States	10,000		10,656
[g]Community Health Systems Inc., Term Loan D, 4.25%, 1/15/21	United States	4,008		4,036
[f]MedImpact Holdings Inc., secured note, 144A, 10.50%, 2/01/18	United States	682,000		741,675
[g]National Mentor Holdings Inc., Tranche Term Loan B, 4.75%, 1/29/21	United States	14,424		14,538
WellCare Health Plans Inc., senior note, 5.75%, 11/15/20	United States	17,000		17,807
				788,712
Holding Companies 0.2%
[g]Grosvenor Capital Management Holdings, LLP, Initial Term Loan, 3.75%, 11/25/20	United States	10,000		10,000
[f]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	540,000		548,775
				558,775
Home Furnishings 0.3%
Sharp Corp., senior note, Series 26, 1.604%, 9/13/19	Japan	100,000,000	JPY	817,088
[g]Tempur Sealy International Inc., New Term Loan B, senior secured, first lien
guaranteed, 3.50%, 3/18/20	United States	39,900		39,967
				857,055
Hotels, Restaurants & Leisure 0.7%
[g]Boyd Gaming Corp., Term Loan B, senior secured, first lien guaranteed, 4.00%,
8/14/20	United States	9,975		10,001
Caesars Entertainment Operating Co. Inc.,
senior note, 5.625%, 6/01/15	United States	862,000		839,373
secured, second lien note, 10.00%, 12/15/18	United States	27,000		13,095

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)
Hotels, Restaurants & Leisure (continued)
[a,f]Caesars Entertainment Resort Properties LLC, secured, second lien note, 144A,
11.00%, 10/01/21	United States	1,095,000		$1,163,437
[f]Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured
note, 144A, 10.50%, 7/01/19	United States	375,000		395,625
[g]Hilton Worldwide Finance LLC, senior secured, Initial Term Loan, first lien
guaranteed, 3.75%, 10/25/20	United States	15,789		15,867
[g]Las Vegas Sands, LLC, Term Loan B, 3.25%, 12/16/20	United States	16,808		16,798
				2,454,196
Household Durables 0.0%†
KB Home, senior note, 7.00%, 12/15/21	United States	15,000		16,125
Household Products 1.0%
[a,f]American Achievement Corp., secured, second lien note, 144A, 10.875%, 4/15/16	United States	1,689,000		1,786,118
[f]The Sun Products Corp., senior note, 144A, 7.75%, 3/15/21	United States	1,780,000		1,561,950
[g]Wilsonart International Holding LLC, Initial Term Loan, senior secured, first lien,
4.00%, 10/31/19	United States	19,950		19,937
				3,368,005
Independent Power and Renewable Electricity Producers 0.0%†
[g]Calpine Corp., Delayed Draw Term Loan, 4.00%, 10/21/20	United States	6,666		6,715
Industrial Conglomerates 0.0%†
[g]Crosby U.S. Acquisition Corp., secured, Initial Term Loan, first lien guaranteed,
4.00%, 11/07/20	United States	20,000		20,000
Insurance 0.1%
[g]AmWins Group LLC, senior secured, New Term Loan, first lien, 5.00%, 9/06/19	United States	39,899		40,255
Assicurazioni Generali SpA, senior sub. bond, 7.75% to 12/12/22, FRN thereafter,
12/12/42	Italy	100,000	EUR	164,773
[g]Asurion LLC, senior secured, Incremental Tranche B-1 Term Loan, first lien, 4.50%,
5/24/19	United States	19,616		19,685
[g]Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corporation),
Term Loan, first lien, 5.00%, 4/16/20	United States	35,910		35,476
[g]Renaissance Learning Inc., Initial Term Loan, first lien, 5.00%, 10/16/20	United States	19,950		20,112
				280,301
Internet 0.0%†
[g]Leonardo Acquisition Corp. (1-800 Contacts), Term Loan, first lien, 4.25%, 1/27/21	United States	15,000		15,072
Leisure Equipment & Products 0.2%
[g]SRAM LLC, Term Loan, senior secured, first lien guaranteed, 5.25%, 4/10/20	United States	39,667		39,799
Travelport LLC, senior sub. note,
[o]Reg S, 10.875%, 9/01/16	United States	250,000	EUR	349,388
11.875%, 9/01/16	United States	156,000		160,875
				550,062
Life Sciences Tools & Services 0.0% †
[g]Quintiles Transnational Corp., Term Loan B-3, 3.75%, 6/08/18	United States	16,362		16,428
Machinery 0.0%†
[f]BlueLine Rental Finance Corp., secured, second lien note, 144A, 7.00%, 2/01/19	United States	3,000		3,176
[g]Gardner Denver Inc., senior secured, Initial Dollar Term Loan, first lien guaranteed,
4.25%, 7/30/20	United States	19,950		19,906
[g]Husky Injection Molding Systems Ltd. (Yukon Acquisition Inc.), New Term Loan,
4.25%, 6/30/18	Canada	6,000		6,039
[g]North American Lifting Holdings Inc., Initial Term Loan, first lien, 5.50%, 11/26/20	United States	16,011		16,111
				45,232
Media 1.6%
[a]American Media Inc., secured, first lien note, 11.50%, 12/15/17	United States	1,950,000		2,110,875
Clear Channel Communications Inc.,
[a]senior note, 5.50%, 9/15/14	United States	347,000		348,735
senior bond, 4.90%, 5/15/15	United States	101,000		100,621
[j]PIK, senior note, 14.00%, 2/01/21	United States	674,000		672,315

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)
Media (continued)
[g]CSC Holdings, LLC (Cablevision), Term Loan B, 2.655%, 4/17/20	United States	39,900	$39,666
[g]Cumulus Media Holdings Inc., Term Loan B, 4.25%, 12/19/20	United States	5,000	5,049
[g]Getty Images Inc., Initial Term Loan, 4.75%, 10/18/19	United States	9,975	9,537
Postmedia Network Inc., secured, second lien note, 12.50%, 7/15/18	Canada	1,865,000	2,070,150
[g]Sinclair Television Group Inc., New Tranche B Term Loan, 3.00%, 4/15/20	United States	39,900	39,855
[g]Springer SBM Two GmbMBH, Initial Term Loan B2, 5.00%, 8/14/20	Germany	19,950	20,075
[g]Tribune Co., Initial Term Loan, 4.00%, 11/21/20	United States	20,000	19,978
[g]Virgin Media, Term Loan, 3.50%, 6/07/20	United Kingdom	40,000	40,000
			5,476,856
Metals & Mining 0.0%†
[g]AFGlobal Corp., Initial Term Loan, senior secured, first lien guaranteed, 5.00%,
1/25/20	United States	10,690	10,777
Miscellaneous Manufacturing 0.0%†
[g]Filtration Group Corp., Term Loan, first lien, 4.50%, 11/15/20	United States	20,000	20,256
Oil, Gas & Consumable Fuels 1.2%
[g]BP Capital Markets PLC, senior note, FRN, 0.656%, 11/07/16	United Kingdom	80,000	80,564
[g]Brand Energy & Infrastructure Services Inc. (FR Brand Acquisition Corp), Initial
Term Loan, 4.75%, 11/08/20	United States	19,939	20,062
Continental Resources Inc., senior bond, 5.00%, 9/15/22	United States	40,000	41,950
[a]EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	400,000	406,000
[f]Halcon Resources Corp., senior note, 144A,
9.75%, 7/15/20	United States	60,000	63,375
9.25%, 2/15/22	United States	350,000	360,500
Kodiak Oil & Gas Corp., senior note, 5.50%, 2/01/22	United States	623,000	643,248
[f]Legacy Reserves LP / Legacy Reserves Finance Corp., senior note, 144A, 6.625%,
12/01/21	United States	640,000	636,800
Midstates Petroleum Co. Inc. / Midstates Petroleum Co. LLC, senior note, 9.25%,
6/01/21	United States	1,045,000	1,110,312
Oasis Petroleum Inc., senior note, 7.25%, 2/01/19	United States	280,000	302,400
[o]Petroleos de Venezuela SA, senior bond, Reg S, 5.50%, 4/12/37	Venezuela	57,000	29,498
[g]Power Buyer LLC, senior secured,
Initial Term Loan, first lien, 4.25%, 5/06/20	United States	8,864	8,842
Delayed Draw Term Loan, 4.25%, 5/06/20	United States	484	483
[f]Quicksilver Resources Inc., senior note, 144A, 11.00%, 7/01/21	United States	200,000	220,000
[g]Shell International Finance BV, senior note, FRN, 0.446%, 11/15/16	Netherlands	80,000	80,161
			4,004,195
Packaging & Containers 0.0%†
[g]Ardagh Holdings USA Inc. (Ardagh Packaging Finance S.A.), Dollar Term Loan,
4.25%, 12/11/19	United States	4,000	4,029
[f]Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II
Issuer Inc., senior sub. note, 144A, 6.00%, 6/15/17	United States	5,000	5,212
[g]FPC Holdings Inc., Initial Loan, senior secured, first lien, 5.25%, 11/27/19	United States	6,953	6,884
			16,125
Pharmaceuticals 0.0%†
[g]Amneal Pharmaceuticals LLC, Term Loan B, senior secured, first lien guaranteed,
7.00%, 11/01/19	United States	19,950	20,137
[f]BioScrip Inc., senior note, 144A, 8.875%, 2/15/21	United States	40,000	41,050
[g]Johnson & Johnson, senior note, FRN, 0.303%, 11/28/16	United States	20,000	20,014
[g]Pharmedium Healthcare Corp., Initial Term Loan, first lien, 4.25%, 1/23/21	United States	5,545	5,555
[g]PRA Holdings Inc., Initial Term Loan, senior secured, first lien, 5.00%, 9/23/20	United States	39,900	40,074
[g]Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 12/12/19	United States	9,865	9,978
			136,808
Pipelines 0.0%†
[g]Energy Transfer Equity, L.P., Term Loan, 3.25%, 11/15/19	United States	20,000	20,009
Real Estate 0.0%†
[f]Rialto Holdings LLC / Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	43,000	43,941

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)
Real Estate Management & Development 0.0%†
[g]The Brickman Group Ltd. LLC, Initial Term Loan, first lien, 4.00%, 12/11/20	United States	7,000		$7,038
Retailing 0.5%
New Albertsons Inc., senior bond,
6.625%, 6/01/28	United States	21,000		15,645
7.45%, 8/01/29	United States	492,000		418,200
[f]rue21 Inc., senior note, 144A, 9.00%, 10/15/21	United States	1,530,000		1,132,200
[g]Serta Simmons Holdings, LLC, Term Loan, first lien, 4.25%, 10/01/19	United States	19,844		20,021
				1,586,066
Semiconductors & Semiconductor Equipment 0.0%†
[g]Microsemi Corp., Incremental Term Loan, 3.50%, 2/19/20	United States	19,950		20,015
[g]NXP B.V., Tranche D Term Loan, 3.25%, 1/22/20	Netherlands	9,975		9,986
				30,001
Software 0.4%
[g]AVSC Holding Corp., Initial Term Loan, first lien, 4.50%, 1/22/21	United States	8,000		8,060
[g]Blackboard Inc., Term Loan B-3,
4.75%, 10/04/18	United States	14,239		14,399
[f]144A, 7.75%, 11/15/19	United States	40,000		41,600
[f,j]First Data Holdings Inc., senior note, 144A, PIK, 14.50%, 9/24/19	United States	1,082,000		1,082,000
[g]Infor (US) Inc. (Lawson Software Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20	United States	20,127		20,140
[g]TriZetto Corp., Term Loan, senior secured, first lien, 4.75%, 5/02/18	United Kingdom	19,949		19,880
[g]Verint Systems Inc., Tranche B Incremental Term Loan, 3.50%, 9/06/19	United States	10,000		10,034
				1,196,113
Telecommunication Services 1.3%
[a,f]Avaya Inc., secured, second lien note, 144A, 10.50%, 3/01/21	United States	2,285,000		2,176,462
[g]Cincinnati Bell Inc., senior secured, Term Loan, first lien guaranteed, 4.00%,
9/10/20	United States	19,950		20,000
[g]Cisco Systems Inc., senior note, FRN, 0.516%, 3/03/17	United States	100,000		100,312
[a]Frontier Communications Corp., senior bond, 9.00%, 8/15/31	United States	1,349,000		1,416,450
[g]LTS Buyer LLC, Term Loan B, senior secured, first lien guaranteed, 4.00%, 4/13/20	United States	33,453		33,589
NII Capital Corp., senior note, 10.00%, 8/15/16	United States	65,000		28,925
Telecom Italia Capital SA, senior bond,
7.20%, 7/18/36	Italy	182,000		188,370
7.721%, 6/04/38	Italy	288,000		309,600
Telecom Italia SpA, senior bond, 5.875%, 5/19/23	Italy	100,000	GBP	170,567
				4,444,275
Transportation 0.1%
[g]Canadian National Railway Co., senior note, FRN, 0.436%, 11/06/15	Canada	80,000		80,087
[f]Topaz Marine SA, senior note, 144A, 8.625%, 11/01/18	United Arab Emirates	250,000		260,125
				340,212
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $36,543,377)				37,142,739
Corporate Bonds and Notes in Reorganization 0.2%
Energy 0.1%
[h]Edison Mission Energy, senior note,
7.75%, 6/15/16	United States	63,000		55,440
7.00%, 5/15/17	United States	127,000		112,077
7.20%, 5/15/19	United States	152,000		134,140
7.625%, 5/15/27	United States	42,000		37,170
[h]Midwest Generation LLC, secured bond, Series B, 8.56%, 1/02/16	United States	84,860		96,529
				435,356
Oil, Gas & Consumable Fuels 0.1%
Overseas Shipholding Group Inc., senior note, 8.125%, 3/30/18	United States	205,000		240,875
Total Corporate Bonds and Notes in Reorganization (Cost $609,409)				676,231

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*			Value
Foreign Government and Agency Securities 1.0%
Government of Hellenic Republic, senior bonds, Series PSI, 2.00%, 2/24/23 –
2/24/42	Greece	2,020,000		EUR	$1,844,014
Mexico Bonos,
Series M 10, 7.25%, 12/15/16	Mexico	2,500	[p]	MXN	203,278
Series M, senior note, 4.75%, 6/14/18	Mexico	4,000	[p]	MXN	298,324
Series M 10, senior note, 8.50%, 12/13/18	Mexico	500	[p]	MXN	42,913
Series M, senior bond, 6.50%, 6/10/21	Mexico	5,000	[p]	MXN	391,887
Series M, 7.75%, 11/13/42	Mexico	6,500	[p]	MXN	512,192
Total Foreign Government and Agency Securities (Cost $2,986,095)					3,292,608
Asset-Backed Securities and Commercial Mortgage-Backed Securities 0.8%
Automobiles & Components 0.1%
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%, 9/18/17	United States	40,000			40,128
Hyundai Auto Receivables Trust, A3, 0.79%, 7/16/18	United States	110,000			110,235
Nissan Auto Receivables 2013-C Owner Trust A3, 0.67%, 8/15/18	United States	30,000			30,040
USAA Auto Owner Trust A4, 0.57%, 8/15/17	United States	20,000			20,042
					200,445
Commercial Mortgage-Backed Securities 0.0%†
[g]Government National Mortgage Association, IO, FRN, 1.06%, 6/16/52	United States	243,344			17,393
[f]Hilton USA 2013-HLT Trust, CFX, 144A, 3.714%, 11/05/30	United States	100,000			101,404
					118,797
Credit Cards 0.3%
American Express Credit Account Master Trust, A
0.98%, 5/15/19	United States	100,000			100,184
[g]FRN, 0.425%, 1/15/20	United States	100,000			100,174
[g]BA Credit Card Trust, A, FRN, 0.54%, 6/15/21	United States	100,000			100,263
Capital One Multi-Asset Execution Trust, A3, 0.96%, 9/16/19	United States	100,000			100,018
Chase Issuance Trust, A8, 1.01%, 10/15/18	United States	100,000			100,316
Citibank Credit Card Issuance Trust,
A10, 0.73%, 2/07/18	United States	100,000			100,335
A2, 1.02%, 2/22/19	United States	100,000			99,983
[g]A7, FRN, 0.587%, 9/10/20	United States	100,000			100,474
					801,747
Other ABS 0.1%
[g]Ally Master Owner Trust, A1, FRN, 0.625%, 1/15/19	United States	100,000			100,187
Citicorp Mortgage Securities 2006-4 Trust, 1A2, 6.00%, 8/25/36	United States	52,364			53,769
[f]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%, 10/20/30	United States	83,549			83,981
[f]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	97,500			98,446
[f]VOLT NPL X LLC, A1, 144A, 3.96%, 11/25/53	United States	94,553			95,203
					431,586
Whole Loan Collateral CMO 0.3%
[g]Adjustable Rate Mortgage 2004-4 Trust, 3A1, FRN, 2.665%, 3/25/35	United States	6,805			6,468
[g]Adjustable Rate Mortgage 2004-5 Trust, 5A1, FRN,
2.557%, 4/25/35	United States	20,429			19,984
2.613%, 4/25/35	United States	14,258			14,159
Alternative Loan 2003-20CB Trust, 2A1, 5.75%, 10/25/33	United States	35,525			37,697
Alternative Loan 2003-9T1 Trust, A7, 5.50%, 7/25/33	United States	38,603			39,522
Alternative Loan 2005-J1 Trust, 2A1, 5.50%, 2/25/25	United States	19,227			19,675
Bank of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	18,949			19,714
Bank of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	19,126			19,969
Bank of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	34,263			36,094
[g]Bear Stearns ARM 2004-9 Trust, 12A3, FRN, 2.859%, 11/25/34	United States	26,832			26,549
[g]Chase Mortgage Finance 2007-A1 Trust, 3A1, FRN, 2.667%, 2/25/37	United States	27,392			27,094
CHL Mortgage Pass-Through 2003-57 Trust, A11, 5.50%, 1/25/34	United States	18,816			19,810
CHL Mortgage Pass-Through 2005-21 Trust, A17, 5.50%, 10/25/35	United States	33,205			30,361
[g]Citigroup Mortgage Loan 2005-11 Trust, A2A, FRN, 2.51%, 10/25/35	United States	64,213			63,683
[g]Citigroup Mortgage Loan Inc. Trust 1A4, FRN, 2.614%, 5/25/35	United States	18,718			18,132
CitiMortgage Alternative Loan 2007-A6 Trust, 1A11, 6.00%, 6/25/37	United States	23,943			20,448

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Whole Loan Collateral CMO (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
[g]4A1, FRN, 2.602%, 12/25/33	United States	10,449	$10,120
4A4, 5.75%, 11/25/33	United States	5,317	5,643
[g]7A1, FRN, 2.657%, 11/25/33	United States	12,929	12,494
[g]Series 2004-3A1, FRN, 2.571%, 5/25/34	United States	34,315	33,430
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-3 Trust, 4A4, 5.25%, 6/25/35	United States	16,910	17,345
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, 5.50%, 11/25/35	United States	20,739	19,457
[f]FDIC 2013-N1 Trust, A, 144A, 4.50%, 10/25/18	United States	16,755	17,051
[g]Harborview Mortgage Loan Trust, 1A, FRN, 0.524%, 10/19/33	United States	29,983	28,526
[g]JP Morgan Alternative Loan Trust, 3A1, FRN, 2.442%, 3/25/36	United States	110,082	96,321
[g]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.525%, 1/25/37	United States	54,410	48,593
[g]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 2.736%, 7/25/35	United States	18,448	18,784
[g]MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 2.498%, 7/25/34	United States	98,569	97,767
[g]MASTR Adjustable Rate Mortgages 2006-2 Trust, 3A1, FRN, 2.632%, 1/25/36	United States	23,919	23,122
[g]Merrill Lynch Mortgage Investors MLCC 2006-2 Trust, 2A, FRN, 2.104%, 5/25/36	United States	22,791	22,976
[g]Provident Funding Mortgage Loan 2005-2 Trust, 2A1A, FRN, 2.65%, 10/25/35	United States	17,711	17,844
RALI 2004-QS2 Trust, AI1, 5.50%, 2/25/34	United States	48,845	49,290
[g]Wells Fargo Mortgage Backed Securities 2004-A Trust, A1, FRN, 2.634%, 2/25/34	United States	63,333	64,837
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%, 1/25/36	United States	15,000	14,873
[g]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, 2A4, FRN, 2.617%,
6/25/35	United States	37,549	38,231
			1,056,063
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $2,589,606)			2,608,638
Municipal Bonds 0.1%
Government Development Bank for Puerto Rico,
3.448%, 2/01/15	United States	110,000	104,625
5.00%, 12/01/15	United States	65,000	60,891
4.704%, 5/01/16	United States	135,000	118,317
3.875%, 2/01/17	United States	120,000	96,045
Puerto Rico Sales Tax Financing Corp., zero cpn.,
8/01/54	United States	1,340,000	99,897
8/01/56	United States	20,000	1,228
Total Municipal Bonds (Cost $440,022)			481,003
Municipal Bonds in Reorganization 0.0%†
[h]Main Street Natural Gas Inc., Georgia,
5.50%, 7/15/17	United States	45,000	9,000
6.00%, 7/15/22	United States	58,000	11,600
6.25%, 7/15/28	United States	47,000	9,400
6.25%, 7/15/33	United States	26,000	5,200
6.375%, 7/15/38	United States	154,000	30,800
Total Municipal Bonds in Reorganization (Cost $66,412)			66,000
		Number of Contracts
Options Purchased 0.2%
Calls – Exchange-Traded 0.1%
Air Freight & Logistics 0.0%†
UTI Worldwide Inc., March Strike Price, $12.50, Expires 3/22/14	United States	30	450
Automobiles 0.0%†
General Motors Co., January Strike Price, $37.00, Expires 1/17/15	United States	177	50,445
Diversified Financial Services 0.0%†
Citigroup Inc., June Strike Price, $55.00, Expires 6/21/14	United States	189	11,340
Citigroup Inc., January Strike Price, $50.00, Expires 1/17/15	United States	139	55,600
Citigroup Inc., January Strike Price, $52.50, Expires 1/17/15	United States	11	3,245
Citigroup Inc., January Strike Price, $55.00, Expires 1/17/15	United States	94	20,398
			90,583

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Diversified Telecommunication Services 0.0%†
Vivendi SA, September Strike Price, 20.00 EUR, Expires 9/19/14	France	228	$50,983
Machinery 0.0%†
The Timken Co., March Strike Price, $55.00, Expires 3/22/14	United States	20	10,960
The Timken Co., March Strike Price, $57.50, Expires 3/22/14	United States	20	6,650
			17,610
Media 0.1%
Liberty Media Corp., A, March Strike Price, $145.00, Expires 3/22/14	United States	7	245
Time Warner Cable Inc., April Strike Price, $125.00, Expires 4/19/14	United States	61	97,600
			97,845
Oil, Gas & Consumable Fuels 0.0%†
Encana Corp., January Strike Price, $20.00, Expires 1/17/15	United States	191	31,133
Software 0.0%†
Microsoft Corp., April Strike Price, $37.00, Expires 4/19/14	United States	94	17,202
Microsoft Corp., April Strike Price, $41.00, Expires 4/19/14	United States	159	2,862
Microsoft Corp., July Strike Price, $37.00, Expires 7/19/14	United States	101	25,553
			45,617
Wireless Telecommunication Services 0.0%†
Vodafone Group PLC, April Strike Price, $36.00, Expires 4/19/14	United Kingdom	102	42,330
Vodafone Group PLC, April Strike Price, $37.00, Expires 4/19/14	United Kingdom	32	10,240
Vodafone Group PLC, September Strike Price, 226.00 GBp, Expires 9/19/14	United Kingdom	63	30,343
Vodafone Group PLC, September Strike Price, 236.00 GBp, Expires 9/19/14	United Kingdom	28	10,514
			93,427
Puts – Exchange-Traded 0.1%
Diversified Financial Services 0.1%
Euro STOXX 50 Index, April Strike Price, 2,850.00 EUR, Expires 4/17/14	Germany	105	17,392
S&P 500 Index, March Strike Price, $1,800.00, Expires 3/22/14	United States	94	57,340
S&P 500 Index, April Strike Price, $1,700.00, Expires 4/19/14	United States	21	13,020
S&P 500 Index, April Strike Price, $1,750.00, Expires 4/19/14	United States	24	23,040
S&P 500 Index, June Strike Price, $1,750.00, Expires 6/21/14	United States	17	46,410
SPDR S&P 500 ETF Trust, December Strike Price, $180.00, Expires 12/31/14	United States	2	1,876
			159,078
Diversified Telecommunication Services 0.0%†
Koninklijke KPN NV, May Strike Price, 2.40 EUR, Expires 5/16/14	Netherlands	74	1,226
Koninklijke KPN NV, June Strike Price, 2.40 EUR, Expires 6/20/14	Netherlands	80	1,656
			2,882
Interest Rate 0.0%†
Eurodollar, March Strike Price, $98.00, Expires 3/14/16	United States	24	13,950
Machinery 0.0%†
Navistar International Corp., April Strike Price, $31.00, Expires 4/19/14	United States	33	2,228
Media 0.0%†
Time Warner Cable Inc., April Strike Price, $130.00, Expires 4/19/14	United States	46	3,956
Time Warner Cable Inc., July Strike Price, $125.00, Expires 7/19/14	United States	51	11,602
			15,558
Total Options Purchased (Cost $806,935)			671,789
Total Investments before Short Term Investments (Cost $246,197,879)			261,203,419
		Principal Amount*
Short Term Investments 0.0%†
U.S. Government and Agency Securities (Cost $99,991) $0.0%†
[a,k]U.S. Treasury Bills, 4/17/14	United States	100,000	99,994
Total Investments before Money Market Funds and Repurchase Agreements (Cost $246,297,870)			261,303,413
		Shares
Money Market Funds (Cost $26,135,989) 7.8%
[l,n] Dreyfus Government Cash Management, Institutional Shares, 0.01%	United States	26,135,989	26,135,989

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Short Term Investments (continued)
Repurchase Agreement (Cost $10,597,236) 3.2%
[m]Joint Repurchase Agreement 0.0401% 3/03/14, (Maturity Value $10,597,271)	United States	10,597,236	$10,597,236
BNP Paribas Securities Corp. (Maturity Value $956,934)
Credit Suisse Securities (USA) LLC (Maturity Value $2,870,695)
Deutsche Bank Securities Inc. (Maturity Value $3,252,938)
HSBC Securities (USA) Inc. (Maturity Value $2,009,560)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $932,984)
Morgan Stanley & Co. LLC (Maturity Value $574,160)
Collateralized by U.S. Government Agency Securities, Zero Coupon - 7.25%,
4/01/14 - 5/15/30; U.S. Government Agency Securities, Strips, 6/01/17; [k]U.S.
Treasury Bills, 3/13/14 - 12/11/14; U.S. Treasury Bonds, 7.25% - 9.875%,
11/15/15 - 2/15/19; U.S. Treasury Notes, 0.125% - 5.125%, 3/15/14 - 1/31/21;
and U.S. Treasury Notes, Index Linked, 1.375% - 2.50%, 7/15/15 - 1/15/19
(valued at $10,810,419)
Total Investments (Cost $283,031,095) 88.4%			298,036,638
Options Written (0.1)%			(367,012)
Securities Sold Short (24.3)%			(82,062,140)
Other Assets, less Liabilities 36.0%			121,406,024
Net Assets 100.0%			$337,013,510
		Number of Contracts
Options Written (0.1)%
Calls – Exchange-Traded (0.1)%
Auto Components (0.0)%†
Visteon Corp., March Strike Price, $85.00, Expires 3/22/14	United States	7	$(997)
Commercial Services & Supplies (0.0)%†
EnerNOC Inc., March Strike Price, $22.50, Expires 3/22/14	United States	6	(300)
Communications Equipment (0.0)%†
Alcatel-Lucent, April Strike Price, 3.30 EUR, Expires 4/17/14	France	134	(2,034)
Diversified Financial Services (0.0)%†
Citigroup Inc., January Strike Price, $62.50, Expires 1/17/15	United States	61	(4,819)
Citigroup Inc., January Strike Price, $65.00, Expires 1/17/15	United States	183	(10,248)
			(15,067)
Diversified Telecommunication Services (0.0)%†
Koninklijke KPN NV, March Strike Price, 2.40 EUR, Expires 3/21/14	Netherlands	470	(14,921)
Koninklijke KPN NV, June Strike Price, 2.60 EUR, Expires 6/20/14	Netherlands	80	(2,429)
Vivendi SA, September Strike Price, 24.00 EUR, Expires 9/19/14	France	104	(4,020)
			(21,370)
Media (0.1)%
DISH Network Corp., A, March Strike Price, $55.00, Expires 3/22/14	United States	67	(27,470)
Time Warner Cable Inc., April Strike Price, $135.00, Expires 4/19/14	United States	114	(92,796)
Time Warner Cable Inc., April Strike Price, $140.00, Expires 4/19/14	United States	8	(3,360)
Time Warner Cable Inc., April Strike Price, $145.00, Expires 4/19/14	United States	8	(1,720)
Time Warner Cable Inc., July Strike Price, $135.00, Expires 7/19/14	United States	53	(54,060)
			(179,406)
Road & Rail (0.0)%†
Hertz Global Holdings Inc., March Strike Price, $30.00, Expires 3/22/14	United States	45	(3,060)
Specialty Retail (0.0)%†
Jos A Bank Clothiers Inc., April Strike Price, $60.00, Expires 4/19/14	United States	29	(12,760)
Wireless Telecommunication Services (0.0)%†
Vodafone Group PLC, September Strike Price, 277.00 GBp, Expires 9/19/14	United Kingdom	91	(10,772)
Puts – Exchange-Traded (0.0)%†
Automobiles (0.0)%†
General Motors Co., January Strike Price, $30.00, Expires 1/17/15	United States	177	(26,550)
Commercial Services & Supplies (0.0)%†
EnerNOC Inc., March Strike Price, $22.50, Expires 3/22/14	United States	6	(735)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Written (continued)
Puts – Exchange-Traded (continued)
Diversified Financial Services (0.0)%†
Citigroup Inc., January Strike Price, $40.00, Expires 1/17/15	United States	50	$(7,400)
Citigroup Inc., January Strike Price, $42.00, Expires 1/17/15	United States	11	(2,123)
Citigroup Inc., January Strike Price, $45.00, Expires 1/17/15	United States	137	(40,689)
S&P 500 Index, March Strike Price, $1,750.00, Expires 3/22/14	United States	20	(6,200)
			(56,412)
Diversified Telecommunication Services (0.0)%†
Vivendi SA, September Strike Price, 17.00 EUR, Expires 9/19/14	France	42	(2,609)
Vivendi SA, September Strike Price, 18.00 EUR, Expires 9/19/14	France	31	(2,867)
			(5,476)
Media (0.0)% †
Time Warner Cable Inc., April Strike Price, $120.00, Expires 4/19/14	United States	63	(2,520)
Time Warner Cable Inc., July Strike Price, $120.00, Expires 7/19/14	United States	51	(7,522)
			(10,042)
Oil, Gas & Consumable Fuels (0.0)%†
Encana Corp., July Strike Price, $17.00, Expires 7/19/14	United States	191	(11,269)
Software (0.0)%†
Microsoft Corp., July Strike Price, $32.00, Expires 7/19/14	United States	101	(3,333)
Wireless Telecommunication Services (0.0)%†
Vodafone Group PLC, September Strike Price, 205.00 GBp, Expires 9/19/14	United Kingdom	91	(7,429)
Total Options Written (Premiums Received $340,166)			(367,012)
Securities Sold Short (24.3)%
		Shares
Common Stocks (8.5)%
Air Freight & Logistics (0.0)%†
UTI Worldwide Inc.	United States	2,820	(27,749)
Airlines (0.4)%
Hawaiian Holdings Inc.	United States	44,475	(535,479)
JetBlue Airways Corp.	United States	5,998	(52,962)
Norwegian Air Shuttle AS	Norway	11,019	(473,659)
SAS AB	Sweden	53,000	(147,965)
			(1,210,065)
Automobiles (0.1)%
Tata Motors Ltd., ADR	India	9,342	(325,849)
Beverages (0.0)%†
PepsiCo Inc.	United States	1,280	(102,490)
Biotechnology (0.1)%
Amgen Inc.	United States	1,561	(193,595)
Neurocrine Biosciences Inc.	United States	838	(14,774)
Orexigen Therapeutics Inc.	United States	18,300	(127,002)
			(335,371)
Capital Markets (0.0)%†
Ares Capital Corp.	United States	2,300	(41,469)
Chemicals (0.0)%†
Airgas Inc.	United States	1,353	(145,853)
Commercial Banks (0.1)%
Intesa Sanpaolo SpA	Italy	77,292	(239,617)
SunTrust Banks Inc.	United States	1,267	(47,741)
			(287,358)
Commercial Services & Supplies (0.0)%†
The ADT Corp.	United States	2,588	(79,477)
Diversified Consumer Services (0.0)%†
Apollo Education Group Inc.	United States	1,371	(45,695)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services (0.2)%
AT&T Inc.	United States	2,712	$(86,594)
Telecom Italia SpA	Italy	226,196	(257,112)
Verizon Communications Inc.	United States	6,406	(304,798)
			(648,504)
Electric Utilities (0.0)%†
NextEra Energy Inc.	United States	200	(18,278)
Electronic Equipment, Instruments & Components (0.3)%
Itron Inc.	United States	3,665	(128,275)
TTM Technologies Inc.	United States	33,700	(283,080)
Vishay Intertechnology Inc.	United States	49,390	(698,375)
			(1,109,730)
Energy (0.2)%
Dominion Resources Inc.	United States	10,500	(728,700)
Energy Equipment & Services (0.1)%
Core Laboratories NV	United States	1,307	(245,781)
SEACOR Holdings Inc.	United States	700	(61,922)
			(307,703)
Food & Staples Retailing (0.2)%
The Fresh Market Inc.	United States	2,792	(93,532)
Sysco Corp.	United States	9,692	(349,106)
Wal-Mart Stores Inc.	United States	4,022	(300,443)
			(743,081)
Food Products (0.5)%
Campbell Soup Co.	United States	9,258	(400,964)
Mondelez International Inc., A	United States	10,530	(358,336)
Post Holdings Inc.	United States	16,600	(948,192)
			(1,707,492)
Health Care Equipment & Supplies (0.1)%
Baxter International Inc.	United States	4,188	(291,066)
Varian Medical Systems Inc.	United States	1,407	(117,949)
			(409,015)
Health Care Providers & Services (0.7)%
Laboratory Corp. of America Holdings	United States	2,666	(249,378)
Molina Healthcare Inc.	United States	17,130	(645,458)
Omnicare Inc.	United States	19,185	(1,129,997)
Quest Diagnostics Inc.	United States	3,777	(200,181)
			(2,225,014)
Hotels, Restaurants & Leisure (0.2)%
McDonald's Corp.	United States	5,315	(505,722)
Wynn Resorts Ltd.	United States	624	(151,314)
			(657,036)
Household Durables (0.0)%†
PulteGroup Inc.	United States	5,890	(123,631)
The Ryland Group Inc.	United States	444	(20,686)
Toll Brothers Inc.	United States	406	(15,838)
			(160,155)
Household Products (0.1)%
Colgate-Palmolive Co.	United States	3,340	(209,852)
Independent Power Producers & Energy Traders (0.0)%†
NRG Energy Inc.	United States	1,687	(49,041)
Insurance (0.1)%
First American Financial Corp.	United States	3,541	(95,395)
The Progressive Corp.	United States	4,602	(112,703)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund		Country	Shares	Value
Securities Sold Short (continued)
Common Stocks and Other Equity Interests (continued)
Insurance (continued)
RenaissanceRe Holdings Ltd.		United States	1,548	$(147,849)
				(355,947)
Internet & Catalog Retail (0.1)%
Ctrip.com International Ltd., ADR		China	3,725	(201,187)
zulily Inc., A		United States	163	(11,148)
				(212,335)
Internet Software & Services (0.3)%
Dealertrack Technologies Inc.		United States	18,700	(1,011,109)
Trulia Inc.		United States	1,500	(44,940)
				(1,056,049)
IT Services (0.3)%
Cardtronics Inc.		United States	6,590	(267,027)
CGI Group Inc., A		Canada	3,491	(114,033)
International Business Machines Corp.		United States	2,712	(502,181)
ServiceSource International Inc.		United States	2,000	(18,240)
				(901,481)
Life Sciences Tools & Services (0.0)% †
Albany Molecular Research Inc.		United States	7,920	(123,552)
Machinery (0.1)%
Caterpillar Inc.		United States	2,719	(263,661)
Navistar International Corp.		United States	1,999	(74,963)
Parker Hannifin Corp.		United States	1,289	(155,389)
				(494,013)
Media (0.4)%
Charter Communications Inc., A		United States	474	(60,089)
Comcast Corp., A		United States	5,395	(278,868)
Liberty Global PLC, A		United Kingdom	1,673	(144,798)
Liberty Global PLC, C	C	United Kingdom	1,226	(103,793)
Liberty Media Corp., A		United States	3,060	(419,710)
Sirius XM Holdings Inc.		United States	79,733	(287,836)
				(1,295,094)
Metals & Mining (0.3)%
B2Gold Corp.		Canada	39,400	(113,078)
Freeport-McMoRan Copper & Gold Inc.		United States	2,661	(86,802)
Goldcorp Inc.		Canada	8,185	(220,055)
Horsehead Holding Corp.		United States	40,000	(710,800)
				(1,130,735)
Multiline Retail (0.0)%†
Dollar Tree Inc.		United States	3,060	(167,596)
Oil, Gas & Consumable Fuels (0.8)%
Alon USA Energy Inc.		United States	5,000	(66,950)
BPZ Resources Inc.		United States	17,620	(36,297)
Concho Resources Inc.		United States	846	(102,476)
Energy XXI Bermuda Ltd.		United States	32,200	(745,752)
Exxon Mobil Corp.		United States	1,399	(134,682)
Golar LNG Ltd.		Norway	3,720	(136,152)
Linn Energy LLC		United States	6,410	(204,287)
Royal Dutch Shell PLC, ADR		Netherlands	2,712	(197,623)
Sanchez Energy Corp.		United States	30,540	(909,787)
				(2,534,006)
Pharmaceuticals (0.1)%
Actavis PLC		United States	507	(111,956)
Bristol-Myers Squibb Co.		United States	3,247	(174,591)
				(286,547)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks and Other Equity Interests (continued)
Professional Services (0.3)%
CBIZ Inc.	United States	100,500	$(917,565)
Real Estate Investment Trusts (REITs) (1.4)%
Boston Properties Inc.	United States	2,543	(285,910)
Brandywine Realty Trust	United States	1,559	(22,839)
Champion REIT	Hong Kong	18,537	(8,312)
Colony Financial Inc.	United States	15,200	(343,216)
DiamondRock Hospitality Co.	United States	8,505	(107,333)
Duke Realty Corp.	United States	4,009	(67,351)
EastGroup Properties Inc.	United States	2,115	(131,215)
Equity One Inc.	United States	3,548	(82,314)
Equity Residential	United States	13,761	(804,606)
Federal Realty Investment Trust	United States	2,780	(309,442)
FelCor Lodging Trust Inc.	United States	8,988	(78,285)
General Growth Properties Inc.	United States	4,981	(109,682)
Government Properties Income Trust	United States	638	(15,893)
HCP Inc.	United States	2,277	(88,279)
Health Care REIT Inc.	United States	5,069	(297,753)
Highwoods Properties Inc.	United States	2,346	(88,468)
Host Hotels & Resorts Inc.	United States	10,669	(209,859)
Kimco Realty Corp.	United States	8,362	(186,138)
LaSalle Hotel Properties	United States	2,007	(62,899)
Liberty Property Trust	United States	6,280	(240,273)
NorthStar Realty Finance Corp.	United States	9,000	(139,590)
Omega Healthcare Investors Inc.	United States	4,183	(133,689)
Piedmont Office Realty Trust Inc., A	United States	7,603	(131,380)
Prologis Inc.	United States	3,360	(138,398)
Public Storage	United States	341	(57,629)
Realty Income Corp.	United States	3,773	(167,597)
Regency Centers Corp.	United States	1,085	(55,085)
Simon Property Group Inc.	United States	598	(96,451)
UDR Inc.	United States	1,924	(49,658)
Weingarten Realty Investors	United States	5,028	(153,354)
			(4,662,898)
Semiconductors & Semiconductor Equipment (0.2)%
Intel Corp.	United States	6,235	(154,379)
Linear Technology Corp.	United States	3,290	(154,104)
Micron Technology Inc.	United States	1,000	(24,190)
NVIDIA Corp.	United States	8,370	(153,840)
Rudolph Technologies Inc.	United States	8,700	(99,789)
			(586,302)
Software (0.1)%
Concur Technologies Inc.	United States	1,700	(209,865)
Specialty Retail (0.1)%
CarMax Inc.	United States	3,129	(151,538)
CST Brands Inc.	United States	1,921	(62,490)
Lowe's Cos. Inc.	United States	1,264	(63,238)
			(277,266)
Textiles, Apparel & Luxury Goods (0.4)%
Iconix Brand Group Inc.	United States	29,600	(1,191,104)
Lululemon Athletica Inc.	United States	1,716	(86,332)
			(1,277,436)
Tobacco (0.1)%
Universal Corp.	United States	5,454	(314,423)
Transportation Infrastructure (0.1)%
Aeroports de Paris	France	1,525	(185,110)
Total Common Stocks (Proceeds $26,989,911)			(28,563,197)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Securities Sold Short (continued)
Convertible Notes (Proceeds $25,408) (0.0)% †
Machinery (0.0)% †
Navistar International Corp., senior sub. note, 3.00%, 10/15/14	United States	25,000	$(25,266)
Corporate Bonds and Notes (1.0)%
Beverages (0.0)%†
Constellation Brands Inc., senior note, 3.75%, 5/01/21	United States	100,000	(97,500)
Containers & Packaging (0.1)%
Ball Corp., senior bond, 4.00%, 11/15/23	United States	292,000	(281,415)
Diversified Financial Services (0.4)%
[f]Denali Borrower LLC / Denali Finance Corp., senior secured, first lien note, 144A,
5.625%, 10/15/20	United States	1,100,000	(1,134,375)
[f]Nuveen Investments Inc., senior note, 144A, 9.50%, 10/15/20	United States	96,000	(102,960)
			(1,237,335)
Pipelines (0.5)%
Access Midstream Partners LP / ACMP Finance Corp., senior bond, 4.875%,
5/15/23	United States	150,000	(153,750)
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., senior bond,
4.50%, 7/15/23	United States	1,390,000	(1,353,512)
			(1,507,262)
Telecommunication Service (0.0)%†
Telefonica Emisiones SAU, senior bond, 7.045%, 6/20/36	Spain	72,000	(86,028)
Textiles, Apparel & Luxury Goods (0.0)%†
[f]The William Carter Co., senior note, 144A, 5.25%, 8/15/21	United States	150,000	(154,500)
Total Corporate Bonds and Notes (Proceeds $3,242,844)			(3,364,040)
Corporate Notes in Reorganization (Proceeds $319,843) (0.1)%
Telecommunication Service (0.1)%
[h]Nortel Networks Ltd., senior note, 10.75%, 7/15/16	Canada	273,000	(326,235)
		Shares
Exchange Traded Funds (14.7)%
Consumer Discretionary Select Sector SPDR Fund	United States	3,467	(231,734)
Consumer Staples Select Sector SPDR Fund	United States	40,575	(1,718,351)
Financial Select Sector SPDR Fund	United States	10,575	(229,477)
Health Care Select Sector SPDR Fund	United States	88,959	(5,287,723)
Industrial Select Sector SPDR Fund	United States	7,426	(386,598)
iShares China Large-Cap ETF	United States	4,415	(156,247)
iShares Core S&P Small-Cap ETF	United States	17,600	(1,931,072)
iShares Global Utilities ETF	United States	3,545	(165,020)
iShares MSCI Australia ETF	United States	9,702	(242,065)
iShares MSCI Brazil Capped ETF	United States	11,603	(475,723)
iShares MSCI Canada ETF	United States	38,899	(1,135,073)
iShares MSCI Emerging Markets ETF	United States	11,032	(435,543)
iShares MSCI India ETF	United States	7,729	(187,506)
iShares MSCI Taiwan ETF	United States	13,895	(195,364)
iShares Nasdaq Biotechnology ETF	United States	20,779	(5,494,383)
iShares North American Tech-Multimedia Networking ETF	United States	17,915	(627,742)
iShares North American Tech-Software ETF	United States	6,005	(520,573)
iShares PHLX Semiconductor ETF	United States	18,895	(1,450,191)
iShares Russell 2000 ETF	United States	12,410	(1,458,423)
iShares Russell 2000 Growth ETF	United States	10,145	(1,417,054)
iShares U.S. Real Estate ETF	United States	1,819	(124,329)
iShares U.S. Technology ETF	United States	2,230	(202,952)
iShares U.S. Telecommunications ETF	United States	9,940	(286,073)
Market Vectors Oil Service ETF	United States	3,775	(184,295)
Market Vectors Russia ETF	United States	11,571	(282,564)
PowerShares Dynamic Retail Portfolio	United States	3,160	(105,086)
PowerShares QQQ Trust Series 1	United States	13,655	(1,233,593)
SPDR S&P 500 ETF Trust	United States	119,706	(22,301,228)
SPDR S&P Oil & Gas Exploration & Production ETF	United States	893	(62,233)

Franklin Alternative Strategies Funds
Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Exchange Traded Funds (continued)
Utilities Select Sector SPDR Fund	United States	11,894	$(481,112)
Vanguard Consumer Staples ETF	United States	2,010	(217,643)
WisdomTree India Earnings Fund	United States	32,925	(556,432)
Total Exchange Traded Funds (Proceeds $48,160,458)			(49,783,402)
Total Securities Sold Short (Proceeds $78,738,464)			$(82,062,140)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures and written option contracts. At February 28, 2014, the aggregate value of these securities and/or cash pledged as collateral was $80,508,504, representing 23.89% of net assets.
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2014, the value of this security was $-.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
eA portion or all of the security is held in connection with written option contracts open at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of
Trustees. At February 28, 2014, the aggregate value of these securities was $34,943,941, representing 10.37% of net assets.
gThe coupon rate shown represents the rate at period end.
hDefaulted security or security for which income has been deemed uncollectible.
i Perpetual security with no stated maturity date.
jIncome may be received in additional securities and/or cash.
kThe security is traded on a discount basis with no stated coupon rate.
lA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.
mInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2014, all repurchase agreements had been entered into on that date.
nThe rate shown is the annualized seven-day yield at period end.
oSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustee's. At February 28, 2014, the aggregate value of these securities was $378,886, representing 0.11% of net assets.
pPrincipal amount is stated in 100 Mexican Peso Units.
qA portion or all of the security purchased on a delayed delivery basis.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

At February 28, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Long	17	$730,639	3/17/14	$-	$(9,988)
Aluminum	Short	17	730,639	3/17/14	12,743	-
Aluminum	Short	17	749,913	6/16/14	7,600	-
Brent Crude Oil	Long	12	1,308,840	3/14/14	-	(9,068)
Brent Crude Oil	Long	2	217,260	4/15/14	77	-
Cocoa	Long	17	524,934	5/14/14	3,459	-
Coffee	Long	9	608,513	5/19/14	47,113	-
Copper	Long	9	1,588,275	3/17/14	-	(47,293)
Copper	Short	9	1,588,275	3/17/14	10,515	-
Copper	Short	5	875,438	6/16/14	2,713	-
Corn	Short	13	301,275	5/14/14	-	(2,935)
Cotton	Long	2	87,140	5/07/14	530	-
Gas Oil	Short	1	91,825	4/10/14	98	-
Kansas City Wheat	Short	2	67,050	7/14/14	-	(3,555)
Natural Gas	Long	19	875,710	3/27/14	22,176	-
Silver	Short	3	318,615	5/28/14	428	-
Soft Red Winter Wheat	Short	22	669,075	7/14/14	-	(14,573)
Soybean Meal	Long	21	961,170	5/14/14	48,173	-
Sugar #11	Short	8	158,234	4/30/14	-	(5,930)
WTI Crude Oil	Long	1	102,590	3/20/14	2,808	-
Zinc	Long	8	417,000	3/17/14	7,389	-
Zinc	Short	8	417,000	3/17/14	-	(7,953)
			13,389,410		165,822	(101,295)
Equity Contracts
CAC 40 10 Euro Index[a]	Long	7	425,616	3/21/14	329	-
DAX Index[a]	Long	9	3,002,878	3/21/14	29,618	-
DJIA Mini E-CBOT Index[a]	Long	26	2,119,910	3/21/14	33,750	-
Euro STOXX 50 Index	Short	1	43,341	3/21/14	-	(1,563)
Euro STOXX 50 Index[a]	Long	52	2,253,754	3/21/14	70,919	-
FTSE 100 Index[a]	Long	16	1,815,332	3/21/14	-	(2,690)
Hang Seng Index[a]	Short	6	881,651	3/28/14	-	(13,798)
NASDAQ 100 E-Mini Index[a]	Long	31	2,291,055	3/21/14	81,395	-
Nikkei 225 Index (CME)	Short	1	74,650	3/13/14	-	(3,102)
Nikkei 225 Index (OSE)	Short	3	438,047	3/13/14	8,501	-
Nikkei 225 Index (SGX)[a]	Long	17	1,243,638	3/13/14	-	(4,221)
Russell 2000 Mini Index[a]	Long	25	2,954,750	3/21/14	43,132	-
S&P 500 E-Mini Index[a]	Long	40	3,715,200	3/21/14	41,523	-
S&P 500 E-Mini Index	Short	50	4,644,000	3/21/14	-	(136,971)
TOPIX Index[a]	Long	9	1,070,944	3/13/14	-	(11,035)
TOPIX Index	Short	3	356,981	3/13/14	7,972	-
			27,331,747		317,139	(173,380)
Interest Rate Contracts
3 Month Euribor[a]	Long	196	67,391,232	6/15/15	54,852	-
90 Day Eurodollar[a]	Long	271	67,380,763	6/15/15	51,757	-
90 Day Sterling[a]	Long	40	8,277,236	6/17/15	7,204	-
Australian 10 Yr. Bond[a]	Short	19	1,978,783	3/17/14	-	(9,076)
Euro-Bund[a]	Long	48	9,439,929	6/06/14	-	(2,047)
JGB 10 Yr. Mini[a]	Long	33	4,707,291	3/10/14	18,915	-
Long Gilt[a]	Long	7	1,282,712	6/26/14	6,972	-
U.S. Treasury 10 Yr. Note	Short	2	249,063	6/19/14	-	(33)
U.S. Treasury Bond[a]	Long	30	3,991,875	6/19/14	38,646	-
U.S. Treasury Bond	Short	5	665,313	6/19/14	-	(2,441)
			165,364,197		178,346	(13,597)
Total			$206,085,354		661,307	(288,272)
Net unrealized appreciation (depreciation)					$373,035

aA portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

At February 28, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount	Date	Appreciation Depreciation
Euro	CSFB	Sell	80,000	$110,424	3/03/14	$-	$(2,004)
Swiss Franc	CSFB	Sell	35,900	40,820	3/06/14	-	(1,136)
Euro	CSFB	Sell	120,000	165,635	3/14/14	-	(2,512)
British Pound	BNYM	Buy	74,522	124,773	3/19/14	1,918	-
British Pound	BNYM	Sell	97,522	163,281	3/19/14	-	(3,114)
Canadian Dollar	BNYM	Sell	235,000	212,130	3/19/14	4,298	-
Danish Krone	BNYM	Sell	5,070,000	937,913	3/19/14	-	(6,248)
Euro	BNYM	Buy	23,000	31,747	3/19/14	34	-
Euro	BNYM	Sell	1,226,869	1,693,432	3/19/14	-	(17,558)
Japanese Yen	BNYM	Buy	8,880,000	87,264	3/19/14	635	(252)
Japanese Yen	BNYM	Sell	18,420,000	181,015	3/19/14	-	(1,705)
Swedish Krona	BNYM	Sell	5,000,000	779,575	3/19/14	-	(11,294)
Swiss Franc	BNYM	Buy	25,900	29,453	3/19/14	682	-
Swiss Franc	BNYM	Sell	1,161,892	1,321,264	3/19/14	-	(25,204)
Swiss Franc	MSCO	Sell	690,326	785,015	3/19/14	-	(13,572)
Australian Dollar[b]	MSCO	Buy	3,677,551	3,276,906	3/21/14	3,124	(4,755)
Australian Dollar[b]	MSCO	Sell	5,249,916	4,677,974	3/21/14	3,563	(65,394)
British Pound[b]	MSCO	Buy	5,507,385	9,220,916	3/21/14	129,782	-
British Pound[b]	MSCO	Sell	2,483,511	4,158,099	3/21/14	-	(56,068)
Canadian Dollar[b]	MSCO	Buy	628,596	567,392	3/21/14	1,277	(7,027)
Canadian Dollar[b]	MSCO	Sell	5,136,750	4,636,614	3/21/14	64,136	(1,285)
Euro[b]	MSCO	Buy	6,530,776	9,014,344	3/21/14	91,314	-
Euro[b]	MSCO	Sell	3,957,251	5,462,143	3/21/14	15	(95,882)
Mexican Peso[b]	MSCO	Buy	23,747,160	1,787,814	3/21/14	9,967	(417)
Mexican Peso[b]	MSCO	Sell	11,407,540	858,822	3/21/14	4,896	(6,176)
New Zealand Dollar[b]	MSCO	Buy	3,150,456	2,637,179	3/21/14	43,452	(739)
New Zealand Dollar[b]	MSCO	Sell	272,354	227,982	3/21/14	-	(2,484)
Swiss Franc[b]	MSCO	Buy	2,807,773	3,192,948	3/21/14	60,765	-
Swiss Franc[b]	MSCO	Sell	799,908	909,640	3/21/14	-	(20,378)
Japanese Yen[b]	MSCO	Buy	351,342,100	3,452,769	3/25/14	54,378	(1,175)
Japanese Yen[b]	MSCO	Sell	584,137,700	5,740,537	3/25/14	-	(98,351)
British Pound	BNYM	Sell	105,000	175,787	3/31/14	-	(1,120)
Canadian Dollar	BNYM	Sell	1,096,000	989,047	3/31/14	-	(4,651)
Czech Koruna	BNYM	Sell	1,272,000	64,274	3/31/14	-	(664)
Euro	DBFX	Buy	115,000	158,732	3/31/14	12	-
Euro	DBFX	Sell	115,000	158,732	3/31/14	-	(1,517)
Euro	BNYM	Sell	4,672,000	6,448,674	3/31/14	-	(62,751)
Hong Kong Dollar	BNYM	Sell	100,000	12,887	3/31/14	-	-
Japanese Yen	BNYM	Sell	89,635,000	880,904	3/31/14	-	(6,928)
Mexican Peso	CSFB	Sell	5,900,000	443,833	3/31/14	-	(2,193)
Norwegian Krone	BNYM	Sell	155,000	25,794	3/31/14	-	(236)
Swedish Krona	BNYM	Sell	882,000	137,488	3/31/14	-	(1,885)
Australian Dollar	CSFB	Buy	240,000	213,662	4/03/14	-	(333)
Euro	CSFB	Sell	80,000	110,423	4/03/14	-	(708)
New Zealand Dollar	CSFB	Sell	255,000	213,242	4/03/14	-	(534)
Polish Zloty	CSFB	Buy	1,250,000	413,701	4/07/14	2,287	-
Polish Zloty	CSFB	Sell	1,250,000	413,701	4/07/14	-	(18,594)
Mexican Peso	BNYM	Sell	3,571,286	268,187	4/22/14	-	(3,107)
Mexican Peso	BNYM	Sell	2,350,000	176,460	4/23/14	-	(742)
British Pound	MSCO	Sell	109,704	183,622	4/28/14	-	(403)
Euro	MSCO	Sell	1,101,958	1,521,012	4/28/14	-	(11,595)
Japanese Yen	MSCO	Sell	31,641,840	311,015	4/28/14	-	(565)
Norwegian Krone	MSCO	Buy	2,848,412	473,499	4/28/14	5,907	-
South Korean Won	BZWS	Sell	395,611,000	369,286	4/28/14	-	(2,471)
Swedish Krona	MSCO	Buy	1,015,133	158,169	4/28/14	2,605	-
Swedish Krona	MSCO	Sell	2,459,611	383,235	4/28/14	-	(2,321)
Unrealized appreciation (depreciation)						485,047	(568,048)
Net unrealized appreciation (depreciation)							$(83,001)

aMay be comprised of multiple contracts using the same currency and settlement date.
bA portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

At February 28, 2014, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

					Upfront
			Periodic	Expiration Premiums Paid		Unrealized		Unrealized	Market
Description	Counterparty	Notional Amount	Payment Rate	Date	(Received)	Appreciation		Depreciation	Value
OTC Swaps
Contracts to Buy Protection
Single Name
Bolivarian Republic of Venezuela	DBFX	13,000	5.00%	12/20/18	$2,562		$ 828	$-	$3,390
Bolivarian Republic of Venezuela	DBFX	16,000	5.00%	12/20/18	2,635	1,538		-	4,173
Federal Republic of Brazil	DBFX	175,000	1.00%	3/20/19	8,851	-		(3,373)	5,478
Frontier Communications Corp.	DBFX	50,000	5.00%	3/20/19	(5,424)	-		(743)	(6,167)
First Data Corp.	DBFX	40,000	5.00%	3/20/19	(230)	-		(1,040)	(1,270)
Hertz Corp.	BZWS	20,000	5.00%	3/20/19	(2,554)	-		(306)	(2,860)
J.C. Penney Co. Inc.	MSCO	71,000	5.00%	3/20/19	16,518	392		-	16,910
J.C. Penney Co. Inc.	MSCO	141,000	5.00%	3/20/16	32,582	-		(17,404)	15,178
Windstream Corp.	MSCO	20,000	5.00%	3/20/19	(1,759)	-		(707)	(2,466)
Total Credit Default Swaps unrealized appreciation (depreciation)						2,758		(23,573)
Net unrealized appreciation (depreciation)								$(20,815)

At February 28, 2014, the Fund had the following total return swap contracts outstanding. See Note 3.
Total Return Swap Contracts
						Unrealized		Unrealized
Counterparty	Receive	Pay	Notional Value [a]		Expiration Date Appreciation			Depreciation
DBFX	0.152%	Pegatron Corp.	1,164,583		2/28/14	$14,000		$-
DBFX	Pacific Basin Shipping Ltd.	0.210%	1,537,450	HKD	10/17/14	15,508		-
DBFX	0.154%	Lotte Shopping Co. Ltd.	398,701		10/18/14	1,913		-
DBFX	0.155%	PB Issure Ltd.	361,113		10/18/14	-		(14,520)
DBFX	Kingsoft Corp. Ltd.	0.210%	3,854,400	HKD	10/31/14	-		(140)
DBFX	0.210%	Kingsoft Corp. Ltd.	5,036,694	HKD	11/01/14	1,483		-
DBFX	Himart Co. Ltd.	0.154%	124,379		11/06/14	1,097		-
DBFX	0.197%	Nokia OYJ	688,446	EUR	11/15/14	2,676		-
DBFX	Nokia OYJ	0.197%	573,116	EUR	11/15/14	-		(9,545)
DBFX	Fosun International	0.210%	2,870,875	HKD	11/18/14	-		(17,856)
DBFX	IHH Healthcare	0.145%	40,796	SGD	11/18/14	-		(699)
DBFX	0.145%	Indah Capital Ltd.	244,442	SGD	11/19/14	856		-
DBFX	0.210%	Logo Star Ltd.	11,223,417	HKD	11/22/14	13,442		-
DBFX	Balfour Beatty PLC	0.483%	371,604	GBP	12/02/14	-		(7,996)
DBFX	0.483%	Balfour Beatty PLC	1,074,527	GBP	12/03/14	14,631		-
DBFX	ENN Energy Holdings Ltd.	0.210%	5,621,760	HKD	12/05/14	-		(33,550)
DBFX	ENN Energy Holdings Ltd.	0.155%	2,518,040		12/06/14	35,997		-
MSCO	0.070%	Linn Co. LLC	206,113		12/17/14	-		(101)
DBFX	0.197%	Alcatel-Lucent	1,019,315	EUR	12/19/14	4,808		-
DBFX	Alcatel-Lucent	0.197%	838,070	EUR	12/19/14	-		(12,492)
DBFX	0.155%	Seadrill Ltd.	1,416,986		12/27/14	55,278		-
DBFX	Seadrill Ltd.	0.155%	1,022,233		12/27/14	-		(67,073)
DBFX	Golden Ocean Group Ltd.	0.155%	101,979		1/22/15	-		(2,519)
DBFX	0.155%	Lukoil International Finance BV	526,950		1/24/15	-		(6,440)
DBFX	0.155%	Health Care REIT Inc.	836,536		1/26/15	21,250		-
DBFX	Health Care REIT Inc.	0.155%	487,542		1/26/15	-		(14,783)
DBFX	Grand City Properties SA	0.197%	188,633	EUR	2/19/15	-		(5,102)
DBFX	0.197%	Grand City Properties SA	308,812	EUR	2/24/15	13,776		-
DBFX	0.486%	St. Modwen Properties Securities Jersey Ltd.	306,314	GBP	2/27/15	6,974		-
DBFX	Vedanta Resources Jersey Ltd.	0.155%	533,889		2/27/15	7,437		-
DBFX	Pegatron Corp.	0.155%	502,326		2/28/15	-		(859)
DBFX	0.221%	Solidium OY	515,310	EUR	3/04/15	22,292		-
DBFX	0.155%	YTL Corp. Berhad	528,177		3/18/15	3,139		-
DBFX	0.157%	CBIZ Inc.	204,220		10/01/15	8,144		-
MSCO	0.484%	Rolls-Royce Holdings	101,391	GBP	10/15/15	-		(24,357)
MSCO	0.133%	Rhoen Klinikum AG	260,937	EUR	10/19/15	-		(211)
MSCO	0.225%	Christian Dior SA	641,009	EUR	10/19/15	41,909		-
MSCO	0.427%	Inmarsat PLC	361,219	GBP	10/19/15	-		(438)
MSCO	0.483%	Shire PLC	398,987	GBP	10/19/15	59,906		-
MSCO	0.483%	Vodafone Group PLC	427,292	GBP	10/19/15	-		(77,394)
MSCO	BHP Billiton Ltd.	0.155%	298,338		10/19/15	-		(15,322)
MSCO	Caterpillar Inc.	0.155%	301,772		10/19/15	-		(34,035)
MSCO	LVMH Moet Hennessy Vuitton SA	0.225%	621,431	EUR	10/19/15	-		(15,074)
MSCO	Verizon Communications Inc.	0.155%	182,920		10/19/15	-		(3,818)
MSCO	0.106%	Aozora Bank	88,894,209	JPY	10/20/15	-		(38)
MSCO	0.106%	NKSJ Holdings, Inc.	72,903,265	JPY	10/20/15	-		(21,829)
MSCO	0.106%	Sony Corp.	2,464,662	JPY	10/20/15	-		(1,632)
MSCO	0.106%	Nippon Telegraph Telephone Corp.	22,488,389	JPY	10/20/15	8,693		-
MSCO	0.106%	SoftBank Corp.	70,743,856	JPY	10/20/15	-		(16,811)
MSCO	Cathay Pacific Airways Ltd.	0.540%	1,986,324	HKD	10/23/15	-		(4,674)
MSCO	0.133%	Alcatel-Lucent	248,886	EUR	10/28/15	-		(182)
MSCO	0.133%	Vivendi SA	1,233,648	EUR	10/28/15	-		(1,002)
MSCO	0.145%	OPAP SA	94,297	EUR	10/29/15	-		(42)
MSCO	0.427%	Imperial Tobacco Group PLC	84,341	GBP	10/29/15	-		(105)
MSCO	0.427%	Severn Trent PLC	268,808	GBP	10/29/15	-		(336)
MSCO	0.220%	Ryanair Holdings PLC	96,900	EUR	11/05/15	19,025		-

Franklin Alternative Strategies Funds
Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Total Return Swap Contracts (continued)
						Unrealized	Unrealized
Counterparty	Receive	Pay	Notional Value [a]		Expiration Date Appreciation		Depreciation
DBFX	0.197%	Suez Environment	535,962	EUR	2/24/16	$59,345	$-
DBFX	0.157%	Accuray Inc.	118,546		8/01/16	13,181	-
DBFX	0.157%	Stone Energy Corp.	57,992		3/01/17	5,033	-
DBFX	0.155%	Golar LNG Ltd.	406,652		3/07/17	4,930	-
DBFX	0.197%	CEZ AS	1,048,848	EUR	8/04/17	-	(13,087)
MSCO	0.483%	Reckitt BenckISER Group PLC	207,681	GBP	2/25/18	-	(7,002)
DBFX	0.157%	Redwood Trust Inc.	107,198		4/15/18	4,942	-
DBFX	0.157%	NetSuite Inc.	242,544		6/01/18	15,643	-
DBFX	0.157%	Web.com Group Inc.	310,276		8/15/18	32,978	-
DBFX	0.157%	Green Plains Renewable Energy Inc.	208,055		10/01/18	81,369	-
DBFX	0.157%	Navistar International Corp.	105,829		10/15/18	1,899	-
DBFX	0.157%	Aegean Marine Petroleum	101,967		11/01/18	787	-
DBFX	0.157%	InvenSense Inc.	58,066		11/01/18	6,062	-
DBFX	0.157%	Albany Molecular Research Inc.	90,203		11/15/18	50,159	-
DBFX	0.157%	American Residential Properties Inc.	108,175		11/15/18	4,457	-
DBFX	0.157%	Resource Capital Corp.	102,812		12/01/18	2,171	-
DBFX	0.197%	Drillisch AG	366,163	EUR	12/12/18	8,130	-
DBFX	0.155%	Golden Ocean Group Ltd.	205,997		1/30/19	2,185	-
DBFX	0.157%	KB Home	270,147		2/01/19	21,948	-
DBFX	0.197%	MNV ZRT	731,415	EUR	4/02/19	-	(2,004)
DBFX	0.157%	Jarden Corporation	123,915		6/15/19	9,316	-
DBFX	0.157%	RTI International Metals Inc.	97,811		10/15/19	-	(7,777)
DBFX	0.157%	Walter Investment Management Corp.	274,978		11/01/19	-	(22,398)
DBFX	0.157%	Array BioPharma Inc.	104,111		6/01/20	-	(9,945)
DBFX	0.157%	Ascent Capital Group Inc.	99,573		7/15/20	-	(7,293)
DBFX	0.157%	Portfolio Recovery Associates Inc.	112,471		8/01/20	1,786	-
DBFX	0.157%	Cubist Pharmaceuticals Inc.	125,094		9/01/20	16,062	-
DBFX	0.157%	BioMarin Pharmaceutical Inc.	120,363		10/15/20	13,144	-
DBFX	0.157%	Colony Financial Inc.	109,173		4/15/23	5,753	-
DBFX	0.157%	Liberty Media Corp.	195,857		10/15/23	-	(847)
DBFX	Drillisch AG	0.197%	134,387	EUR	1/27/25	-	(8,054)
MSCO	0.133%	Intesa Sanpaolo SpA	25,450	EUR	1/28/25	-	(21)
DBFX	0.155%	NextEra Energy Inc.	709,440		1/28/25	-	(10,926)
MSCO	AMEC PLC	0.070%	115,367	GBP	1/28/25	-	(51,746)
MSCO	Intesa Sanpaolo SpA	0.133%	25,788	EUR	1/28/25	-	(10)
DBFX	NextEra Energy Inc.	0.155%	530,062		1/28/25	7,153	-
MSCO	0.157%	AvalonBay Communities Inc.	309,262		2/03/25	13,170	-
MSCO	0.157%	Community Health Systems Inc.	11,539		2/03/25	-	(106)
MSCO	0.157%	Vanda Pharmaceuticals Inc.	1,151		2/03/25	196	-
MSCO	0.157%	Hologic Inc.	51,713		2/05/25	2,650	-
MSCO	0.070%	Foster Wheeler AG	23,548		2/06/25	-	(7)
MSCO	H6 Basket	0.070%	403,828		2/06/25	-	(74)
DBFX	YTL Corp. Berhad	0.155%	84,376		2/10/25	-	(24)
MSCO	0.157%	Aetna Inc.	68,634		2/13/25	3,567	-
MSCO	0.157%	Google Inc.	178,284		2/13/25	5,279	-
MSCO	0.157%	Hess Corp.	136,686		2/13/25	886	-
MSCO	0.157%	Sinclair Broadcast Group Inc., A	35,983		2/13/25	1,468	-
MSCO	0.157%	The WhiteWave Foods Co.	134,190		2/13/25	9,590	-
MSCO	2.500%	Aurora Oil & Gas Ltd.	131,866	AUD	2/13/25	-	(114)
MSCO	0.157%	MasterCard Inc., A	26,810		2/27/25	314	-
MSCO	0.157%	QUALCOMM Inc.	26,434		2/27/25	-	(233)
MSCO	0.157%	Schlumberger Ltd.	28,666		2/27/25	-	(115)
MSCO	0.157%	Lennar Corp.	57,874		3/03/25	-	(40)
MSCO	0.157%	Mohawk Industries Inc.	93,833		3/03/25	-	(1,131)
MSCO	0.157%	Chicago Bridge & Iron Co. NV	542,960		11/01/25	55,969	-
MSCO	0.157%	Celgene Corp.	653,994		11/01/25	-	(9,069)
MSCO	0.157%	Gilead Sciences Inc.	322,484		11/01/25	5,032	-
MSCO	0.157%	Liberty Media Corp., A	376,835		11/01/25	7,682	-
MSCO	0.157%	Ocwen Financial Corp.	249,552		11/01/25	-	(50,942)
DBFX	SPDR S&P 500 ETF Trust	0.157%	1,490,400		11/01/25	-	(46,478)
DBFX	0.157%	Meritor Inc.	131,287		3/01/26	26,478	-
DBFX	0.157%	Toll Brothers Inc.	301,800		9/15/32	15,717	-
DBFX	0.157%	NorthStar Realty Finance Corp.	158,733		6/15/33	53,818	-
DBFX	0.157%	Intel Corp.	114,292		12/15/35	7,326	-
DBFX	0.157%	Vishay Intertechnology Inc.	113,169		11/15/40	12,335	-
MSCO	MSCI Pan-Euro Index	0.225%	1,521,790	EUR	1/17/49	-	(53,357)
MSCO	2.500%	Graincorp Ltd.	23,644	AUD	12/30/49	-	(48)
MSCO	0.157%	Rite Aid Corp.	31,537		12/31/49	1,540	-
DBFX	0.157%	Bunge Ltd.	73,882		12/31/49	89	-
	Unrealized appreciation (depreciation)					965,773	(713,823)
	Net unrealized appreciation (depreciation)					$251,950

In U.S. dollars unless otherwise indicated.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BNYM - The Bank of New York Mellon
CSFB - Credit Suisse First Boston
DBFX - Deutsche Bank AG
MSCO - Morgan Stanley and Co., Inc.
UBSW - UBS AG
BZWS - Barclays Bank PLC

Currency

AUD - Australian Dollar
EUR - Euro
GBp - British Pence
GBP - British Pound
HKD - Hong Kong Dollar
MXN - Mexican Peso
JPY - Japanese Yen
SGD - Singapore Dollar

Selected Portfolio

ABS - Asset Backed Security
ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
CMO - Collateralized Mortgage Obligation
ETF - Exchange Traded Fund
FDIC - Federal Deposit Insurance Corp.
FRN - Floating Rate Note
IO - Interest Only
PIK - Payment In-kind
SPDR - S&P Depositary Receipt

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended as an open-end investment company, consisting of three separate funds. The Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The Fund commenced operations on October 11, 2013.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Notes to Consolidated Statement of Investments (unaudited) (continued)

regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Notes to Consolidated Statement of Investments (unaudited) (continued)

under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”).

The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying asset. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Notes to Consolidated Statement of Investments (unaudited) (continued)

or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset are recorded as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price and interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$283,338,089
Unrealized appreciation	$16,196,451
Unrealized depreciation	(1,497,902)
Net unrealized appreciation (depreciation)	$14,698,549

5. INVESTMENT IN K2 HOLDINGS INVESTMENT CORP. (K2 SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2014, the K2 Subsidiary’s investment, as well as any other assets and liabilities of the K2 Subsidiary, is reflected in the Fund’s Consolidated Statement of Investments. At February 28, 2014, the net assets of the K2 Subsidiary were $26,284,936, representing 7.80% of the Fund's consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Notes to Consolidated Statement of Investments (unaudited) (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2			Level 3	Total
Assets:
Investments in Securities:
Common Stocks and Other Equity
Interests [a]	$168,290,809	$-	$		-[b]	$168,290,809
Convertible Preferred Stocks	7,864,869	-			-	7,864,869
Exchange Traded Funds	447,646	-			-	447,646
Preferred Stocks	1,485,296	-			-	1,485,296
Convertible Bonds	-	38,153,291			-	38,153,291
Convertible Bonds in Reorganization	-	22,500			-	22,500
Corporate Bonds, Notes, and Senior
Floating Rate Interests	-	37,142,739			-	37,142,739
Corporate Bonds and Notes in
Reorganization	-	676,231			-	676,231
Foreign Government and Agency
Securities	-	3,292,608			-	3,292,608
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	2,608,638			-	2,608,638
Municipal Bonds	-	481,003			-	481,003
Municipal Bonds in Reorganization	-	66,000			-	66,000
Options Purchased	671,789	-			-	671,789
Short Term Investments	26,235,983	10,597,236			-	36,833,219
Total Investments in Securities	$204,996,392	$93,040,246		$	- [b]	$298,036,638

Futures Contracts	$661,307	$-			$-	$661,307
Forward Exchange Contracts	-	485,047			-	485,047
Swap Contracts	-	968,531			-	968,531
Unfunded Loan Commitments	-	3,066			-	3,066

Liabilities:
Options Written	367,012	-			-	367,012
Securities Sold Short	78,346,599	3,715,541			-	82,062,140
Futures Contracts	288,272	-			-	288,272
Forward Exchange Contracts	-	568,048			-	568,048
Swap Contracts	-	737,396			-	737,396

a For detailed categories, see the accompanying Consolidated Statement of Investments.
b Includes securities determined to have no value at February 28, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

By /s/ROBERT G. KUBILIS

      Robert G. Kubilis

      Chief Financial Officer and Chief Accounting Officer

Date  April 25, 2014